Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value
Aerospace & Defense — 1.0%
AAR Corp.(1)	2,667	$ 145,485
Aerojet Rocketdyne Holdings, Inc.(1)	6,375	358,084
AeroVironment, Inc.(1)	1,934	177,270
AerSale Corp.(1)	1,985	34,182
Archer Aviation, Inc., Class A(1)	9,338	26,707
Astra Space, Inc.(1)	10,792	4,587
Astronics Corp.(1)	2,153	28,764
Cadre Holdings, Inc.	1,239	26,688
Ducommun, Inc.(1)	914	50,005
Kaman Corp.	2,245	51,321
Kratos Defense & Security Solutions, Inc.(1)	9,405	126,779
Maxar Technologies, Inc.	5,907	301,611
Momentus, Inc.(1)	4,088	2,391
Moog, Inc., Class A	2,219	223,564
National Presto Industries, Inc.	420	30,278
Park Aerospace Corp.	1,804	24,264
Parsons Corp.(1)	2,523	112,879
Redwire Corp.(1)	1,451	4,396
Rocket Lab USA, Inc.(1)	15,994	64,616
Terran Orbital Corp.(1)	1,796	3,305
Triumph Group, Inc.(1)	4,884	56,605
V2X, Inc.(1)	987	39,204
Virgin Galactic Holdings, Inc.(1)	19,394	78,546
		$1,971,531
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	4,525	$94,256
Forward Air Corp.	2,084	224,572
Hub Group, Inc., Class A(1)	2,559	214,802
Radiant Logistics, Inc.(1)	3,434	22,527
		$556,157
Automobile Components — 1.4%
Adient PLC(1)	7,444	$304,906
American Axle & Manufacturing Holdings, Inc.(1)	8,845	69,080
Dana, Inc.	10,332	155,497
Dorman Products, Inc.(1)	2,051	176,919
Fox Factory Holding Corp.(1)	3,407	413,508
Gentherm, Inc.(1)	2,608	157,575
Goodyear Tire & Rubber Co. (The)(1)	22,538	248,369
Holley, Inc.(1)	3,857	10,568
LCI Industries	1,948	214,027
Luminar Technologies, Inc.(1)	19,333	125,471
Modine Manufacturing Co.(1)	4,047	93,283
Motorcar Parts of America, Inc.(1)	1,400	10,416
Security	Shares	Value
Automobile Components (continued)
Patrick Industries, Inc.	1,647	$ 113,330
Solid Power, Inc.(1)	10,275	30,928
Standard Motor Products, Inc.	1,640	60,532
Stoneridge, Inc.(1)	2,174	40,654
Visteon Corp.(1)	2,234	350,358
XPEL, Inc.(1)	1,634	111,030
		$ 2,686,451
Automobiles — 0.1%
Canoo, Inc.(1)(2)	22,769	$14,859
Cenntro Electric Group, Ltd.(1)	13,805	6,375
Faraday Future Intelligent Electric, Inc.(1)(2)	40,694	14,410
Fisker, Inc.(1)	14,169	86,998
Lordstown Motors Corp., Class A(1)(2)	11,997	7,955
Mullen Automotive, Inc.(1)(2)	25,910	3,402
Winnebago Industries, Inc.	2,399	138,422
Workhorse Group, Inc.(1)	11,961	15,908
		$288,329
Banks — 7.9%
1st Source Corp.	1,262	$54,455
ACNB Corp.	634	20,637
Amalgamated Financial Corp.	1,217	21,529
Amerant Bancorp, Inc.	2,132	46,392
American National Bankshares, Inc.	942	29,861
Ameris Bancorp	5,190	189,850
Arrow Financial Corp.	1,228	30,589
Associated Banc-Corp.	11,942	214,717
Atlantic Union Bankshares Corp.	5,994	210,090
Axos Financial, Inc.(1)	4,474	165,180
Banc of California, Inc.	4,366	54,706
BancFirst Corp.	1,579	131,215
Bancorp, Inc. (The)(1)	4,384	122,094
Bank First Corp.	619	45,546
Bank of Marin Bancorp	1,090	23,860
Bank of NT Butterfield & Son, Ltd. (The)	3,729	100,683
BankUnited, Inc.	6,129	138,393
Bankwell Financial Group, Inc.	423	10,516
Banner Corp.	2,736	148,756
Bar Harbor Bankshares	1,146	30,312
Baycom Corp.	964	16,465
BCB Bancorp, Inc.	1,078	14,154
Berkshire Hills Bancorp, Inc.	3,453	86,532
Blue Foundry Bancorp(1)	2,149	20,458
Blue Ridge Bankshares, Inc.	1,360	13,872
Bridgewater Bancshares, Inc.(1)	1,907	20,672

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Brookline Bancorp, Inc.	6,672	$ 70,056
Business First Bancshares, Inc.	1,656	28,367
Byline Bancorp, Inc.	1,998	43,197
Cadence Bank	14,568	302,432
Cambridge Bancorp	500	32,405
Camden National Corp.	1,153	41,727
Capital Bancorp, Inc.	525	8,736
Capital City Bank Group, Inc.	1,232	36,110
Capitol Federal Financial, Inc.	9,963	67,051
Capstar Financial Holdings, Inc.	1,274	19,301
Carter Bankshares, Inc.(1)	1,998	27,972
Cathay General Bancorp	5,646	194,900
Central Pacific Financial Corp.	2,337	41,832
Citizens & Northern Corp.	1,125	24,053
City Holding Co.	1,154	104,876
Civista Bancshares, Inc.	1,318	22,248
CNB Financial Corp.	1,282	24,614
Coastal Financial Corp.(1)	740	26,647
Colony Bankcorp, Inc.	1,228	12,526
Columbia Financial, Inc.(1)	2,595	47,437
Community Bank System, Inc.	4,273	224,290
Community Trust Bancorp, Inc.	1,316	49,942
ConnectOne Bancorp, Inc.	2,830	50,034
CrossFirst Bankshares, Inc.(1)	3,418	35,821
Customers Bancorp, Inc.(1)	2,287	42,355
CVB Financial Corp.	10,671	177,992
Dime Community Bancshares, Inc.	2,653	60,276
Eagle Bancorp, Inc.	2,481	83,039
Eastern Bankshares, Inc.	12,065	152,260
Enterprise Bancorp, Inc.	790	24,853
Enterprise Financial Services Corp.	2,833	126,323
Equity Bancshares, Inc., Class A	1,296	31,584
Esquire Financial Holdings, Inc.	519	20,293
Farmers & Merchants Bancorp, Inc.(2)	908	22,083
Farmers National Banc Corp.	2,422	30,614
FB Financial Corp.	2,671	83,015
Financial Institutions, Inc.	1,360	26,221
First Bancorp, Inc. (The)	691	17,890
First Bancorp.	3,080	109,402
First BanCorp. / Puerto Rico	14,709	167,977
First Bancshares, Inc. (The)	1,983	51,221
First Bank / Hamilton	1,315	13,282
First Busey Corp.	3,985	81,055
First Business Financial Services, Inc.	601	18,337
First Commonwealth Financial Corp.	8,169	101,541
First Community Bankshares, Inc.	1,234	30,912
First Financial Bancorp	7,256	157,963
Security	Shares	Value
Banks (continued)
First Financial Bankshares, Inc.	10,192	$ 325,125
First Financial Corp. / IN	891	33,395
First Foundation, Inc.	3,883	28,928
First Guaranty Bancshares, Inc.	455	7,130
First Internet Bancorp	680	11,322
First Interstate BancSystem, Inc., Class A	7,114	212,424
First Merchants Corp.	4,445	146,463
First Mid Bancshares, Inc.	1,248	33,971
First of Long Island Corp. (The)	2,051	27,689
First Western Financial, Inc.(1)	592	11,722
Five Star Bancorp	963	20,550
Flushing Financial Corp.	2,270	33,800
Fulton Financial Corp.	12,983	179,425
FVCBankcorp, Inc.(1)(2)	1,120	11,928
German American Bancorp, Inc.	2,058	68,675
Glacier Bancorp, Inc.	8,929	375,107
Great Southern Bancorp, Inc.	796	40,341
Greene County Bancorp, Inc.	508	11,521
Guaranty Bancshares, Inc.	732	20,401
Hancock Whitney Corp.	6,759	246,028
Hanmi Financial Corp.	2,358	43,788
HarborOne Bancorp, Inc.	3,960	48,312
HBT Financial, Inc.	782	15,421
Heartland Financial USA, Inc.	3,161	121,256
Heritage Commerce Corp.	4,704	39,184
Heritage Financial Corp.	2,776	59,406
Hilltop Holdings, Inc.	3,910	116,010
Hingham Institution for Savings (The)(2)	102	23,811
Home Bancorp, Inc.	638	21,073
Home BancShares, Inc.	14,912	323,740
HomeStreet, Inc.	1,583	28,478
HomeTrust Bancshares, Inc.	1,190	29,262
Hope Bancorp, Inc.	9,119	89,549
Horizon Bancorp	3,023	33,434
Independent Bank Corp.	3,592	235,707
Independent Bank Corp. / MI	1,556	27,650
Independent Bank Group, Inc.	2,757	127,787
International Bancshares Corp.	4,217	180,572
John Marshall Bancorp, Inc.	855	18,468
Kearny Financial Corp.	5,244	42,581
Lakeland Bancorp, Inc.	4,784	74,822
Lakeland Financial Corp.	1,964	123,025
Live Oak Bancshares, Inc.	2,492	60,730
Luther Burbank Corp.	1,113	10,551
Macatawa Bank Corp.	2,061	21,063
Mercantile Bank Corp.	1,185	36,237
Metrocity Bankshares, Inc.	1,365	23,328

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Metropolitan Bank Holding Corp.(1)	758	$ 25,689
Mid Penn Bancorp, Inc.	1,112	28,478
Midland States Bancorp, Inc.	1,739	37,249
MidWestOne Financial Group, Inc.	980	23,932
MVB Financial Corp.	740	15,274
National Bank Holdings Corp., Class A	2,394	80,103
NBT Bancorp, Inc.	3,309	111,546
Nicolet Bankshares, Inc.(1)	962	60,654
Northeast Bank	504	16,965
Northfield Bancorp, Inc.	3,620	42,644
Northwest Bancshares, Inc.	9,759	117,401
OceanFirst Financial Corp.	4,703	86,911
OFG Bancorp	3,572	89,086
Old National Bancorp	23,557	339,692
Old Second Bancorp, Inc.	3,177	44,669
Origin Bancorp, Inc.	1,666	53,562
Orrstown Financial Services, Inc.	900	17,874
Pacific Premier Bancorp, Inc.	7,352	176,595
Park National Corp.	1,148	136,118
Parke Bancorp, Inc.	758	13,477
Pathward Financial, Inc.	2,280	94,597
PCB Bancorp	873	12,650
Peapack-Gladstone Financial Corp.	1,387	41,083
Peoples Bancorp, Inc.	1,946	50,110
Peoples Financial Services Corp.	676	29,305
Pioneer Bancorp, Inc.(1)(2)	918	9,051
Preferred Bank / Los Angeles	1,081	59,250
Premier Financial Corp.	2,799	58,023
Primis Financial Corp.	1,573	15,148
Provident Bancorp, Inc.	1,419	9,706
Provident Financial Services, Inc.	5,603	107,466
QCR Holdings, Inc.	1,290	56,644
RBB Bancorp	1,147	17,779
Red River Bancshares, Inc.	422	20,302
Renasant Corp.	4,333	132,503
Republic Bancorp, Inc., Class A	737	31,271
Republic First Bancorp, Inc.(1)	4,071	5,537
S&T Bancorp, Inc.	2,930	92,148
Sandy Spring Bancorp, Inc.	3,460	89,891
Seacoast Banking Corp. of Florida	5,707	135,256
ServisFirst Bancshares, Inc.	3,934	214,914
Shore Bancshares, Inc.	1,334	19,050
Sierra Bancorp	1,243	21,404
Simmons First National Corp., Class A	9,386	164,161
SmartFinancial, Inc.	1,098	25,408
South Plains Financial, Inc.	868	18,584
Southern First Bancshares, Inc.(1)	613	18,819
Security	Shares	Value
Banks (continued)
Southern Missouri Bancorp, Inc.	690	$ 25,813
Southside Bancshares, Inc.	2,444	81,141
SouthState Corp.	5,903	420,648
Stellar Bancorp, Inc.	3,604	88,694
Sterling Bancorp, Inc.(1)	1,284	7,267
Stock Yards Bancorp, Inc.	2,291	126,326
Summit Financial Group, Inc.	955	19,816
Texas Capital Bancshares, Inc.(1)	3,812	186,636
Third Coast Bancshares, Inc.(1)	958	15,050
Tompkins Financial Corp.	1,120	74,155
TowneBank	5,390	143,643
TriCo Bancshares	2,496	103,809
Triumph Financial, Inc.(1)	1,845	107,121
TrustCo Bank Corp.	1,565	49,986
Trustmark Corp.	4,903	121,104
UMB Financial Corp.	3,453	199,307
United Bankshares, Inc.	10,487	369,142
United Community Banks, Inc.	8,336	234,408
Unity Bancorp, Inc.	528	12,044
Univest Financial Corp.	2,262	53,700
USCB Financial Holdings, Inc.(1)	808	7,991
Valley National Bancorp	34,603	319,732
Veritex Holdings, Inc.	4,119	75,213
Washington Federal, Inc.	5,186	156,202
Washington Trust Bancorp, Inc.	1,312	45,474
WesBanco, Inc.	4,379	134,435
West BanCorp, Inc.	1,387	25,340
Westamerica BanCorp.	1,954	86,562
WSFS Financial Corp.	4,831	181,694
		$15,490,218
Beverages — 0.6%
Celsius Holdings, Inc.(1)	4,462	$414,698
Coca-Cola Consolidated, Inc.	363	194,234
Duckhorn Portfolio, Inc. (The)(1)	3,360	53,424
MGP Ingredients, Inc.	1,083	104,748
National Beverage Corp.(1)	1,771	93,367
Primo Water Corp.	12,333	189,312
Vintage Wine Estates, Inc.(1)(2)	2,429	2,599
Vita Coco Co., Inc. (The)(1)	2,091	41,025
		$1,093,407
Biotechnology — 6.1%
2seventy bio, Inc.(1)	2,804	$28,601
4D Molecular Therapeutics, Inc.(1)	2,159	37,113
Aadi Bioscience, Inc.(1)	1,086	7,863

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Absci Corp.(1)	4,312	$ 7,546
ACADIA Pharmaceuticals, Inc.(1)	9,384	176,607
Acrivon Therapeutics, Inc.(1)	695	8,820
Adicet Bio, Inc.(1)	2,145	12,355
ADMA Biologics, Inc.(1)	16,814	55,654
Aerovate Therapeutics, Inc.(1)	772	15,571
Affimed NV(1)	9,178	6,843
Agenus, Inc.(1)	24,375	37,050
Agios Pharmaceuticals, Inc.(1)	4,200	96,474
Akero Therapeutics, Inc.(1)	2,790	106,745
Alector, Inc.(1)	4,559	28,220
Alkermes PLC(1)	13,095	369,148
Allogene Therapeutics, Inc.(1)(2)	6,037	29,823
Allovir, Inc.(1)	2,408	9,488
Alpine Immune Sciences, Inc.(1)	1,900	14,668
ALX Oncology Holdings, Inc.(1)	1,419	6,414
Amicus Therapeutics, Inc.(1)	21,622	239,788
AnaptysBio, Inc.(1)	1,512	32,901
Anavex Life Sciences Corp.(1)	4,866	41,702
Anika Therapeutics, Inc.(1)	1,202	34,521
Apellis Pharmaceuticals, Inc.(1)	7,386	487,181
Arbutus Biopharma Corp.(1)	9,124	27,646
Arcellx, Inc.(1)	2,319	71,448
Arcturus Therapeutics Holdings, Inc.(1)	1,638	39,263
Arcus Biosciences, Inc.(1)	3,897	71,081
Arcutis Biotherapeutics, Inc.(1)	3,204	35,244
Arrowhead Pharmaceuticals, Inc.(1)	8,237	209,220
Atara Biotherapeutics, Inc.(1)	6,782	19,668
Aura Biosciences, Inc.(1)	1,374	12,751
Aurinia Pharmaceuticals, Inc.(1)	10,061	110,269
Avid Bioservices, Inc.(1)	4,695	88,078
Avidity Biosciences, Inc.(1)	5,242	80,465
Beam Therapeutics, Inc.(1)	4,983	152,579
BioCryst Pharmaceuticals, Inc.(1)	14,842	123,782
Biohaven, Ltd.(1)	5,060	69,120
Bioxcel Therapeutics, Inc.(1)(2)	1,350	25,191
Bluebird Bio, Inc.(1)	6,644	21,128
Blueprint Medicines Corp.(1)	4,782	215,142
Bridgebio Pharma, Inc.(1)(2)	8,200	135,956
C4 Therapeutics, Inc.(1)	2,962	9,301
CareDx, Inc.(1)	3,924	35,865
Caribou Biosciences, Inc.(1)	3,945	20,948
Catalyst Pharmaceuticals, Inc.(1)	7,603	126,058
Celldex Therapeutics, Inc.(1)	3,525	126,830
Celularity, Inc.(1)(2)	5,281	3,273
Century Therapeutics, Inc.(1)	905	3,140
Cerevel Therapeutics Holdings, Inc.(1)	4,584	111,804
Security	Shares	Value
Biotechnology (continued)
Chimerix, Inc.(1)	4,840	$ 6,098
Chinook Therapeutics, Inc.(1)	3,910	90,517
Cogent Biosciences, Inc.(1)	5,019	54,155
Coherus Biosciences, Inc.(1)	5,115	34,987
Crinetics Pharmaceuticals, Inc.(1)	3,987	64,031
CTI BioPharma Corp.(1)	6,947	29,177
Cullinan Oncology, Inc.(1)	1,984	20,296
Cytokinetics, Inc.(1)	6,437	226,518
Day One Biopharmaceuticals, Inc.(1)	2,171	29,026
Deciphera Pharmaceuticals, Inc.(1)	4,149	64,102
Denali Therapeutics, Inc.(1)	8,709	200,655
Design Therapeutics, Inc.(1)	2,570	14,829
Dynavax Technologies Corp.(1)	8,984	88,133
Dyne Therapeutics, Inc.(1)	2,355	27,130
Eagle Pharmaceuticals, Inc.(1)	867	24,597
Editas Medicine, Inc.(1)	5,352	38,802
Eiger BioPharmaceuticals, Inc.(1)	3,108	2,788
Emergent BioSolutions, Inc.(1)	3,841	39,793
Enanta Pharmaceuticals, Inc.(1)	1,477	59,730
Enochian Biosciences, Inc.(1)(2)	1,482	1,356
EQRx, Inc.(1)	15,762	30,578
Erasca, Inc.(1)	4,957	14,921
Fate Therapeutics, Inc.(1)	6,294	35,876
FibroGen, Inc.(1)	7,057	131,684
Foghorn Therapeutics, Inc.(1)	1,534	9,511
Gelesis Holdings, Inc.(1)	739	120
Generation Bio Co.(1)	3,277	14,091
Geron Corp.(1)	34,373	74,589
Gossamer Bio, Inc.(1)	4,379	5,518
GreenLight Biosciences Holdings PBC(1)	5,053	2,185
Halozyme Therapeutics, Inc.(1)	10,696	408,480
Heron Therapeutics, Inc.(1)	7,128	10,763
HilleVax, Inc.(1)	972	16,067
Humacyte, Inc.(1)	4,704	14,535
Icosavax, Inc.(1)	1,875	10,875
Ideaya Biosciences, Inc.(1)	3,544	48,659
IGM Biosciences, Inc.(1)(2)	627	8,615
ImmunityBio, Inc.(1)	6,550	11,921
ImmunoGen, Inc.(1)	15,644	60,073
Immunovant, Inc.(1)	3,141	48,717
Inhibrx, Inc.(1)	2,607	49,194
Inovio Pharmaceuticals, Inc.(1)	16,212	13,294
Insmed, Inc.(1)	10,817	184,430
Instil Bio, Inc.(1)	4,179	2,762
Intellia Therapeutics, Inc.(1)	6,531	243,410
Intercept Pharmaceuticals, Inc.(1)	2,290	30,755
Invivyd, Inc.(1)	4,566	5,479

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(1)	11,308	$ 69,092
Ironwood Pharmaceuticals, Inc.(1)	10,251	107,841
iTeos Therapeutics, Inc.(1)	1,605	21,844
IVERIC bio, Inc.(1)	10,767	261,961
Janux Therapeutics, Inc.(1)	1,014	12,269
Jounce Therapeutics, Inc.(1)	2,585	4,782
KalVista Pharmaceuticals, Inc.(1)	1,550	12,183
Karuna Therapeutics, Inc.(1)	2,558	464,635
Karyopharm Therapeutics, Inc.(1)	6,194	24,095
Keros Therapeutics, Inc.(1)	1,411	60,250
Kezar Life Sciences, Inc.(1)	4,127	12,918
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	24,511
Kinnate Biopharma, Inc.(1)	1,973	12,331
Kodiak Sciences, Inc.(1)	2,568	15,922
Kronos Bio, Inc.(1)	3,044	4,444
Krystal Biotech, Inc.(1)	1,707	136,662
Kura Oncology, Inc.(1)	4,759	58,203
Kymera Therapeutics, Inc.(1)	2,965	87,853
Lexicon Pharmaceuticals, Inc.(1)	5,367	13,042
Lyell Immunopharma, Inc.(1)	12,976	30,623
MacroGenics, Inc.(1)	4,499	32,258
Madrigal Pharmaceuticals, Inc.(1)	990	239,837
MannKind Corp.(1)	18,965	77,757
MeiraGTx Holdings PLC(1)	2,356	12,181
Mersana Therapeutics, Inc.(1)	7,067	29,045
MiMedx Group, Inc.(1)	8,710	29,701
Mineralys Therapeutics, Inc.(1)	972	15,222
Mirum Pharmaceuticals, Inc.(1)	1,192	28,632
Monte Rosa Therapeutics, Inc.(1)	2,241	17,457
Morphic Holding, Inc.(1)	1,956	73,624
Myriad Genetics, Inc.(1)	6,066	140,913
Nkarta, Inc.(1)	2,431	8,630
Nurix Therapeutics, Inc.(1)	3,325	29,526
Nuvalent, Inc., Class A(1)	1,431	37,335
Ocugen, Inc.(1)	14,478	12,351
Organogenesis Holdings, Inc.(1)	5,386	11,472
Outlook Therapeutics, Inc.(1)(2)	6,867	7,485
Pardes Biosciences, Inc.(1)	2,125	2,805
PepGen, Inc.(1)	1,175	14,370
PMV Pharmaceuticals, Inc.(1)	2,762	13,175
Point Biopharma Global, Inc.(1)	6,840	49,727
Praxis Precision Medicines, Inc.(1)	2,483	2,009
Precigen, Inc.(1)	7,437	7,883
Prime Medicine, Inc.(1)	831	10,221
Prometheus Biosciences, Inc.(1)	2,784	298,779
Protagonist Therapeutics, Inc.(1)	3,501	80,523
Prothena Corp. PLC(1)	3,142	152,293
Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(1)	5,642	$ 273,299
Rallybio Corp.(1)	1,410	8,051
Rapt Therapeutics, Inc.(1)	2,395	43,948
Recursion Pharmaceuticals, Inc., Class A(1)	10,141	67,640
REGENXBIO, Inc.(1)	2,991	56,560
Relay Therapeutics, Inc.(1)	6,811	112,177
Replimune Group, Inc.(1)	3,748	66,190
REVOLUTION Medicines, Inc.(1)	6,788	147,028
Rigel Pharmaceuticals, Inc.(1)	14,810	19,549
Rocket Pharmaceuticals, Inc.(1)	4,300	73,659
Sage Therapeutics, Inc.(1)	4,168	174,889
Sana Biotechnology, Inc.(1)	6,618	21,641
Sangamo Therapeutics, Inc.(1)	9,803	17,253
Seres Therapeutics, Inc.(1)	5,457	30,941
SpringWorks Therapeutics, Inc.(1)	2,634	67,799
Stoke Therapeutics, Inc.(1)	1,497	12,470
Sutro Biopharma, Inc.(1)	3,400	15,708
Syndax Pharmaceuticals, Inc.(1)	4,832	102,052
Talaris Therapeutics, Inc.(1)	1,647	3,096
Tango Therapeutics, Inc.(1)	3,498	13,817
Tenaya Therapeutics, Inc.(1)	2,217	6,318
TG Therapeutics, Inc.(1)	10,407	156,521
Travere Therapeutics, Inc.(1)	4,942	111,146
Twist Bioscience Corp.(1)	4,293	64,738
Tyra Biosciences, Inc.(1)	940	15,106
Vanda Pharmaceuticals, Inc.(1)	4,281	29,068
Vaxart, Inc.(1)	9,366	7,087
Vaxcyte, Inc.(1)	5,739	215,098
VBI Vaccines, Inc.(1)(2)	14,103	4,273
Vera Therapeutics, Inc.(1)	1,061	8,233
Veracyte, Inc.(1)	5,532	123,364
Vericel Corp.(1)	3,645	106,871
Verve Therapeutics, Inc.(1)	3,567	51,436
Vir Biotechnology, Inc.(1)	5,803	135,036
Viridian Therapeutics, Inc.(1)	3,026	76,981
VistaGen Therapeutics, Inc.(1)(2)	15,000	1,871
Xencor, Inc.(1)	4,334	120,875
Y-mAbs Therapeutics, Inc.(1)	2,645	13,251
Zentalis Pharmaceuticals, Inc.(1)	3,681	63,313
		$11,949,193
Broadline Retail — 0.1%
1stdibs.com, Inc.(1)	1,580	$6,272
Big Lots, Inc.	2,101	23,027
ContextLogic, Inc.(1)	42,685	19,029
Dillard's, Inc., Class A	323	99,381
Groupon, Inc.(1)	2,006	8,445

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Broadline Retail (continued)
Qurate Retail, Inc., Series A(1)	26,261	$ 25,941
		$ 182,095
Building Products — 1.4%
AAON, Inc.	3,510	$ 339,382
American Woodmark Corp.(1)	1,377	71,700
Apogee Enterprises, Inc.	1,667	72,098
AZZ, Inc.	1,841	75,923
Caesarstone, Ltd.(2)	1,950	8,053
CSW Industrials, Inc.	1,163	161,576
Gibraltar Industries, Inc.(1)	2,573	124,790
Griffon Corp.	3,455	110,595
Insteel Industries, Inc.	1,366	38,002
Janus International Group, Inc.(1)	6,126	60,402
JELD-WEN Holding, Inc.(1)	6,466	81,860
Masonite International Corp.(1)	1,788	162,297
PGT Innovations, Inc.(1)	4,639	116,485
Quanex Building Products Corp.	2,627	56,559
Resideo Technologies, Inc.(1)	11,340	207,295
Simpson Manufacturing Co., Inc.	3,400	372,776
UFP Industries, Inc.	4,803	381,694
View, Inc.(1)(2)	10,783	5,392
Zurn Elkay Water Solutions Corp.	9,738	208,004
		$2,654,883
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	4,606	$147,300
Assetmark Financial Holdings(1)	1,731	54,440
Associated Capital Group, Inc., Class A	224	8,277
B. Riley Financial, Inc.(2)	1,590	45,140
Bakkt Holdings, Inc.(1)	4,263	7,332
BGC Partners, Inc., Class A	24,450	127,874
Blucora, Inc.(1)	3,770	99,226
Brightsphere Investment Group, Inc.	2,506	59,092
Cohen & Steers, Inc.	2,040	130,478
Diamond Hill Investment Group, Inc.	250	41,145
Donnelley Financial Solutions, Inc.(1)	2,105	86,010
Federated Hermes, Inc., Class B	6,832	274,237
Focus Financial Partners, Inc., Class A(1)	4,643	240,832
GCM Grosvenor, Inc., Class A	3,365	26,281
Hamilton Lane, Inc., Class A	2,876	212,767
Houlihan Lokey, Inc.	4,081	357,047
MarketWise, Inc.(1)	1,277	2,363
Moelis & Co., Class A	5,101	196,082
Open Lending Corp., Class A(1)	8,176	57,559
Oppenheimer Holdings, Inc., Class A	724	28,345
Security	Shares	Value
Capital Markets (continued)
Perella Weinberg Partners	3,494	$ 31,795
Piper Sandler Cos.	1,341	185,876
PJT Partners, Inc., Class A	1,843	133,046
Sculptor Capital Management, Inc.	1,486	12,795
Silvercrest Asset Management Group, Inc., Class A	744	13,526
StepStone Group, Inc., Class A	4,353	105,647
StoneX Group, Inc.(1)	1,391	144,010
Value Line, Inc.	91	4,398
Victory Capital Holdings, Inc.	1,237	36,207
Virtus Investment Partners, Inc.	560	106,618
WisdomTree, Inc.	11,656	68,304
		$3,044,049
Chemicals — 2.0%
AdvanSix, Inc.	2,111	$80,788
American Vanguard Corp.	2,506	54,831
Amyris, Inc.(1)	13,112	17,832
Aspen Aerogels, Inc.(1)	4,036	30,068
Avient Corp.	7,138	293,800
Balchem Corp.	2,498	315,947
Cabot Corp.	4,361	334,227
Chase Corp.	627	65,666
Danimer Scientific, Inc.(1)	7,000	24,150
Diversey Holdings, Ltd.(1)	5,861	47,416
Ecovyst, Inc.(1)	6,788	75,007
FutureFuel Corp.	1,874	13,830
Hawkins, Inc.	1,498	65,582
HB Fuller Co.	4,248	290,776
Ingevity Corp.(1)	2,919	208,767
Innospec, Inc.	1,981	203,389
Intrepid Potash, Inc.(1)	831	22,936
Koppers Holdings, Inc.	1,571	54,938
Kronos Worldwide, Inc.	1,877	17,287
Livent Corp.(1)	12,709	276,040
LSB Industries, Inc.(1)	5,914	61,092
Mativ Holdings, Inc.	4,141	88,907
Minerals Technologies, Inc.	2,603	157,273
Origin Materials, Inc.(1)	7,980	34,075
Orion Engineered Carbons S.A.	4,752	123,980
Perimeter Solutions S.A.(1)	9,139	73,843
PureCycle Technologies, Inc.(1)	7,970	55,790
Quaker Chemical Corp.	1,058	209,431
Rayonier Advanced Materials, Inc.(1)	5,330	33,419
Sensient Technologies Corp.	3,290	251,882
Stepan Co.	1,709	176,078
Trinseo PLC	2,712	56,545
Tronox Holdings PLC, Class A	9,396	135,115

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Valhi, Inc.	189	$ 3,291
		$ 3,953,998
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	5,258	$ 236,294
ACCO Brands Corp.	7,737	41,161
ACV Auctions, Inc.(1)	9,430	121,741
Aris Water Solution, Inc.	1,504	11,716
Brady Corp., Class A	3,524	189,345
BrightView Holdings, Inc.(1)	3,485	19,586
Brink's Co. (The)	3,640	243,152
Casella Waste Systems, Inc., Class A(1)	3,996	330,309
Cimpress PLC(1)	1,294	56,703
CompX International, Inc.	124	2,242
CoreCivic, Inc.(1)	9,406	86,535
Deluxe Corp.	3,303	52,848
Ennis, Inc.	2,271	47,895
GEO Group, Inc. (The)(1)(2)	9,238	72,888
Harsco Corp.(1)	6,141	41,943
Healthcare Services Group, Inc.	5,559	77,103
Heritage-Crystal Clean, Inc.(1)	1,244	44,299
HNI Corp.	3,365	93,682
Interface, Inc.	4,493	36,483
KAR Auction Services, Inc.(1)	8,459	115,719
Kimball International, Inc., Class B	3,203	39,717
Li-Cycle Holdings Corp.(1)	9,920	55,850
Liquidity Services, Inc.(1)	2,122	27,947
Matthews International Corp., Class A	2,426	87,482
MillerKnoll, Inc.	6,105	124,847
Montrose Environmental Group, Inc.(1)	2,024	72,196
NL Industries, Inc.	532	3,224
Pitney Bowes, Inc.	14,661	57,031
Quad / Graphics, Inc.(1)	2,612	11,205
SP Plus Corp.(1)	1,610	55,207
Steelcase, Inc., Class A	7,018	59,092
UniFirst Corp.	1,198	211,124
Viad Corp.(1)	1,592	33,177
VSE Corp.	830	37,267
		$2,797,010
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	6,139	$97,365
Aviat Networks, Inc.(1)	756	26,052
Calix, Inc.(1)	4,601	246,568
Cambium Networks Corp.(1)	659	11,677
Casa Systems, Inc.(1)	2,241	2,846
Security	Shares	Value
Communications Equipment (continued)
Clearfield, Inc.(1)	881	$ 41,037
CommScope Holding Co., Inc.(1)	15,384	97,996
Comtech Telecommunications Corp.	2,055	25,646
Digi International, Inc.(1)	2,713	91,374
DZS, Inc.(1)	1,018	8,032
Extreme Networks, Inc.(1)	10,260	196,171
Harmonic, Inc.(1)	7,210	105,194
Infinera Corp.(1)	15,468	120,032
Inseego Corp.(1)	6,022	3,507
NETGEAR, Inc.(1)	2,438	45,127
NetScout Systems, Inc.(1)	5,278	151,215
Ondas Holdings, Inc.(1)(2)	2,564	2,769
Ribbon Communications, Inc.(1)	5,864	20,055
Viavi Solutions, Inc.(1)	17,846	193,272
		$1,485,935
Construction & Engineering — 1.6%
Ameresco, Inc., Class A(1)	2,423	$119,260
API Group Corp.(1)	16,618	373,573
Arcosa, Inc.	3,800	239,818
Argan, Inc.	1,051	42,534
Comfort Systems USA, Inc.	2,847	415,548
Concrete Pumping Holdings, Inc.(1)	2,145	14,586
Construction Partners, Inc., Class A(1)	3,089	83,218
Dycom Industries, Inc.(1)	2,264	212,023
EMCOR Group, Inc.	3,724	605,485
Fluor Corp.(1)	11,432	353,363
Granite Construction, Inc.	3,588	147,395
Great Lakes Dredge & Dock Corp.(1)	5,123	27,818
IES Holdings, Inc.(1)	610	26,285
MYR Group, Inc.(1)	1,295	163,183
Northwest Pipe Co.(1)	837	26,139
Primoris Services Corp.	4,194	103,424
Sterling Infrastructure, Inc.(1)	2,268	85,912
Tutor Perini Corp.(1)	3,186	19,658
		$3,059,222
Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	9,457	$269,430
United States Lime & Minerals, Inc.	156	23,820
		$293,250
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(1)	446	$12,100
Bread Financial Holdings, Inc.	4,008	121,523
Consumer Portfolio Services, Inc.(1)	1,073	11,470

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Curo Group Holdings Corp.	1,544	$ 2,671
Encore Capital Group, Inc.(1)	1,916	96,662
Enova International, Inc.(1)	2,388	106,099
EZCORP, Inc., Class A(1)	4,319	37,143
FirstCash Holdings, Inc.	3,027	288,685
Green Dot Corp., Class A(1)	3,643	62,587
LendingClub Corp.(1)	7,566	54,551
LendingTree, Inc.(1)	911	24,287
MoneyLion, Inc.(1)	10,839	6,154
Navient Corp.	8,200	131,118
Nelnet, Inc., Class A	1,120	102,917
NerdWallet, Inc.(1)	1,921	31,082
Oportun Financial Corp.(1)	1,717	6,628
OppFi, Inc.(1)	1,009	2,069
PRA Group, Inc.(1)	2,977	115,984
PROG Holdings, Inc.(1)	3,921	93,281
Regional Management Corp.	671	17,506
Sunlight Financial Holdings, Inc.(1)	1,823	569
World Acceptance Corp.(1)	366	30,484
		$1,355,570
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	2,432	$100,490
Boxed, Inc.(1)(2)	867	164
Chefs' Warehouse, Inc. (The)(1)	2,573	87,611
HF Foods Group, Inc.(1)	3,141	12,313
Ingles Markets, Inc., Class A	1,077	95,530
Natural Grocers by Vitamin Cottage, Inc.	875	10,281
PriceSmart, Inc.	2,064	147,535
Rite Aid Corp.(1)(2)	4,628	10,367
SpartanNash Co.	2,800	69,440
Sprouts Farmers Market, Inc.(1)	8,511	298,140
United Natural Foods, Inc.(1)	4,651	122,554
Village Super Market, Inc., Class A	640	14,643
Weis Markets, Inc.	1,290	109,224
		$1,078,292
Containers & Packaging — 0.3%
Cryptyde, Inc.(1)	1,376	$114
Greif, Inc., Class A	2,023	128,198
Greif, Inc., Class B	446	34,128
Myers Industries, Inc.	2,722	58,332
O-I Glass, Inc.(1)	12,456	282,876
Pactiv Evergreen, Inc.	3,313	26,504
Ranpak Holdings Corp.(1)	2,883	15,049
Security	Shares	Value
Containers & Packaging (continued)
TriMas Corp.	3,443	$ 95,922
		$ 641,123
Distributors — 0.0%(3)
Funko, Inc., Class A(1)	2,496	$ 23,537
Weyco Group, Inc.	443	11,208
		$ 34,745
Diversified Consumer Services — 0.9%
2U, Inc.(1)	5,625	$ 38,531
Adtalem Global Education, Inc.(1)	3,604	139,186
American Public Education, Inc.(1)	1,323	7,171
Beachbody Co., Inc. (The)(1)	7,850	3,785
Carriage Services, Inc.	1,188	36,258
Chegg, Inc.(1)	9,754	158,990
Coursera, Inc.(1)	9,165	105,581
Duolingo, Inc.(1)	1,884	268,640
European Wax Center, Inc., Class A	1,586	30,134
frontdoor, Inc.(1)	6,625	184,705
Graham Holdings Co., Class B	282	168,027
Laureate Education, Inc., Class A	10,421	122,551
Nerdy, Inc.(1)	4,065	16,992
OneSpaWorld Holdings, Ltd.(1)	5,311	63,679
Perdoceo Education Corp.(1)	5,120	68,762
Rover Group, Inc.(1)	6,955	31,506
Strategic Education, Inc.	1,824	163,850
Stride, Inc.(1)	3,376	132,508
Udemy, Inc.(1)	5,412	47,788
Universal Technical Institute, Inc.(1)	2,430	17,933
WW International, Inc.(1)	4,129	17,011
		$1,823,588
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	5,556	$105,064
American Assets Trust, Inc.	3,916	72,798
Armada Hoffler Properties, Inc.	4,892	57,775
Broadstone Net Lease, Inc.	13,851	235,605
CTO Realty Growth, Inc.	1,398	24,129
Empire State Realty Trust, Inc., Class A	11,214	72,779
Essential Properties Realty Trust, Inc.	11,023	273,922
Gladstone Commercial Corp.	3,072	38,799
Global Net Lease, Inc.	8,143	104,719
One Liberty Properties, Inc.	1,306	29,947
		$1,015,537

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	1,443	$ 47,677
ATN International, Inc.	967	39,570
Bandwidth, Inc., Class A(1)	1,790	27,208
Charge Enterprises, Inc.(1)	8,110	8,921
Cogent Communications Holdings, Inc.	3,442	219,324
Consolidated Communications Holdings, Inc.(1)	5,584	14,407
EchoStar Corp., Class A(1)	2,885	52,767
Globalstar, Inc.(1)	51,804	60,092
IDT Corp., Class B(1)	1,125	38,340
Iridium Communications, Inc.	9,857	610,444
Liberty Latin America, Ltd., Class A(1)	3,362	27,938
Liberty Latin America, Ltd., Class C(1)	11,849	97,873
Ooma, Inc.(1)	1,488	18,615
Radius Global Infrastructure, Inc., Class A(1)	6,163	90,411
		$1,353,587
Electric Utilities — 0.7%
ALLETE, Inc.	4,495	$289,343
MGE Energy, Inc.	2,855	221,748
Otter Tail Corp.(2)	3,225	233,071
PNM Resources, Inc.	6,701	326,205
Portland General Electric Co.	7,187	351,372
Via Renewables, Inc.	202	3,713
		$1,425,452
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc.	952	$36,795
Array Technologies, Inc.(1)	11,822	258,665
Atkore, Inc.(1)	3,165	444,619
Babcock & Wilcox Enterprises, Inc.(1)	4,352	26,373
Blink Charging Co.(1)	2,863	24,765
Bloom Energy Corp., Class A(1)	14,396	286,912
Encore Wire Corp.	1,383	256,311
Energy Vault Holdings, Inc.(1)(2)	4,973	10,642
EnerSys	3,215	279,319
Enovix Corp.(1)	8,530	127,182
ESS Tech, Inc.(1)	6,050	8,410
Fluence Energy, Inc.(1)(2)	2,695	54,574
FTC Solar, Inc.(1)	3,174	7,142
FuelCell Energy, Inc.(1)(2)	32,700	93,195
GrafTech International, Ltd.	15,608	75,855
Heliogen, Inc.(1)	7,124	1,711
NEXTracker, Inc., Class A(1)	2,477	89,816
NuScale Power Corp.(1)(2)	2,458	22,343
Powell Industries, Inc.	811	34,541
Preformed Line Products Co.	222	28,425
Security	Shares	Value
Electrical Equipment (continued)
Shoals Technologies Group, Inc.(1)	12,747	$ 290,504
Stem, Inc.(1)	10,809	61,287
SunPower Corp.(1)(2)	6,461	89,420
Thermon Group Holdings, Inc.(1)	2,669	66,512
TPI Composites, Inc.(1)	2,801	36,553
Vicor Corp.(1)	1,651	77,498
		$ 2,789,369
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.(1)	1,442	$12,401
Advanced Energy Industries, Inc.	2,946	288,708
Aeva Technologies, Inc.(1)	8,168	9,720
AEye, Inc.(1)	1,981	624
Akoustis Technologies, Inc.(1)(2)	4,010	12,351
Arlo Technologies, Inc.(1)	6,268	37,984
Badger Meter, Inc.	2,290	278,968
Belden, Inc.	3,411	295,972
Benchmark Electronics, Inc.	2,653	62,850
Cepton, Inc.(1)	583	271
CTS Corp.	2,503	123,798
ePlus, Inc.(1)	2,086	102,297
Evolv Technologies Holdings, Inc.(1)	6,304	19,668
Fabrinet(1)	2,896	343,929
FARO Technologies, Inc.(1)	1,514	37,260
Focus Universal, Inc.(1)(2)	1,992	4,980
Identiv, Inc.(1)	1,620	9,947
Insight Enterprises, Inc.(1)	2,513	359,258
Itron, Inc.(1)	3,611	200,230
Kimball Electronics, Inc.(1)	2,097	50,538
Knowles Corp.(1)	7,204	122,468
Lightwave Logic, Inc.(1)	8,384	43,848
Methode Electronics, Inc.	2,719	119,310
MicroVision, Inc.(1)	12,416	33,151
Mirion Technologies, Inc.(1)	10,275	87,749
Napco Security Technologies, Inc.(1)	2,529	95,040
nLight, Inc.(1)	3,335	33,950
Novanta, Inc.(1)	2,853	453,884
OSI Systems, Inc.(1)	1,215	124,367
Ouster, Inc.(1)	21,846	18,279
PAR Technology Corp.(1)	2,129	72,301
PC Connection, Inc.	941	42,307
Plexus Corp.(1)	2,197	214,361
Rogers Corp.(1)	1,471	240,406
Sanmina Corp.(1)	4,503	274,638
ScanSource, Inc.(1)	2,089	63,589
SmartRent, Inc.(1)	8,925	22,759
TTM Technologies, Inc.(1)	8,062	108,756

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	10,394	$ 235,112
Vishay Precision Group, Inc.(1)	1,011	42,219
		$ 4,700,248
Energy Equipment & Services — 1.9%
Archrock, Inc.	10,154	$ 99,205
Borr Drilling, Ltd.(1)	15,295	115,936
Bristow Group, Inc.(1)	1,813	40,611
Cactus, Inc., Class A	5,022	207,057
ChampionX Corp.	16,086	436,413
Diamond Offshore Drilling, Inc.(1)	7,492	90,204
DMC Global, Inc.(1)	1,457	32,010
Dril-Quip, Inc.(1)	2,558	73,389
Expro Group Holdings NV(1)	6,971	127,988
Helix Energy Solutions Group, Inc.(1)	11,058	85,589
Helmerich & Payne, Inc.	8,061	288,181
Liberty Energy, Inc., Class A	10,709	137,182
Nabors Industries, Ltd.(1)	680	82,899
National Energy Services Reunited Corp.(1)	2,911	15,312
Newpark Resources, Inc.(1)	7,671	29,533
NexTier Oilfield Solutions, Inc.(1)	13,416	106,657
Noble Corp. PLC(1)	6,749	266,383
Oceaneering International, Inc.(1)	7,810	137,690
Oil States International, Inc.(1)	5,061	42,158
Patterson-UTI Energy, Inc.	16,822	196,817
ProFrac Holding Corp., Class A(1)	1,873	23,731
ProPetro Holding Corp.(1)	6,820	49,036
RPC, Inc.	5,124	39,404
Select Energy Services, Inc., Class A	5,076	35,329
Solaris Oilfield Infrastructure, Inc., Class A	2,541	21,700
TETRA Technologies, Inc.(1)	9,623	25,501
Tidewater, Inc.(1)	3,727	164,286
US Silica Holdings, Inc.(1)	5,760	68,774
Valaris, Ltd.(1)	4,777	310,792
Weatherford International PLC(1)	5,677	336,930
		$3,686,697
Entertainment — 0.3%
Cinemark Holdings, Inc.(1)	8,475	$125,345
IMAX Corp.(1)	3,908	74,955
Liberty Braves Group, Series A(1)	713	24,655
Liberty Braves Group, Series C(1)	3,012	101,474
Lions Gate Entertainment Corp., Class A(1)	4,567	50,557
Lions Gate Entertainment Corp., Class B(1)	9,036	93,794
Madison Square Garden Entertainment Corp.(1)	2,038	120,385
Marcus Corp. (The)(2)	1,876	30,016
Security	Shares	Value
Entertainment (continued)
Playstudios, Inc.(1)	5,943	$ 21,930
Reservoir Media, Inc.(1)	1,534	10,002
Skillz, Inc.(1)	22,921	13,597
Vivid Seats, Inc.(1)	1,855	14,153
		$ 680,863
Financial Services — 1.7%
Alerus Financial Corp.	1,321	$ 21,202
A-Mark Precious Metals, Inc.	1,368	47,401
AvidXchange Holdings, Inc.(1)	10,995	85,761
Banco Latinoamericano de Comercio Exterior S.A.	2,614	45,431
Cannae Holdings, Inc.(1)	5,668	114,380
Cantaloupe, Inc.(1)	4,569	26,043
Cass Information Systems, Inc.	1,039	44,999
Compass Diversified Holdings(2)	4,544	86,699
Enact Holdings, Inc.	2,253	51,504
Essent Group, Ltd.	8,263	330,933
EVERTEC, Inc.	4,907	165,611
Federal Agricultural Mortgage Corp., Class C	688	91,635
Finance of America Cos., Inc., Class A(1)	2,618	3,246
Flywire Corp.(1)	4,360	128,010
Home Point Capital, Inc.	600	1,158
I3 Verticals, Inc., Class A(1)	1,552	38,071
International Money Express, Inc.(1)	2,539	65,455
Jackson Financial, Inc.	5,995	224,273
Marqeta, Inc., Class A(1)	34,042	155,572
Merchants Bancorp	1,096	28,540
MoneyGram International, Inc.(1)	6,865	71,533
Mr. Cooper Group, Inc.(1)	5,446	223,123
NMI Holdings, Inc., Class A(1)	6,584	147,021
Payoneer Global, Inc.(1)	17,714	111,244
Paysafe, Ltd.(1)	2,114	36,509
PennyMac Financial Services, Inc.	2,165	129,056
Priority Technology Holdings, Inc.(1)	578	2,075
Radian Group, Inc.	12,528	276,869
Remitly Global, Inc.(1)	7,736	131,125
Repay Holdings Corp.(1)	6,641	43,631
StoneCo, Ltd., Class A(1)	21,733	207,333
SWK Holdings Corp.(1)	267	4,769
Velocity Financial, Inc.(1)	672	6,068
Walker & Dunlop, Inc.	2,456	187,073
Waterstone Financial, Inc.	1,822	27,567
		$3,360,920
Food Products — 1.2%
Alico, Inc.(2)	470	$11,374

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
AppHarvest, Inc.(1)	5,348	$ 3,275
B&G Foods, Inc.	5,549	86,176
Benson Hill, Inc.(1)	12,841	14,767
Beyond Meat, Inc.(1)	4,605	74,739
BRC, Inc.(1)(2)	1,925	9,894
Calavo Growers, Inc.	1,424	40,968
Cal-Maine Foods, Inc.	3,034	184,740
Fresh Del Monte Produce, Inc.	2,289	68,922
Hain Celestial Group, Inc. (The)(1)	7,169	122,948
Hostess Brands, Inc.(1)	10,500	261,240
J&J Snack Foods Corp.	1,217	180,384
John B. Sanfilippo & Son, Inc.	716	69,395
Lancaster Colony Corp.	1,556	315,681
Lifecore Biomedical, Inc.(1)	2,282	8,615
Local Bounti Corp.(1)	1,406	1,121
Mission Produce, Inc.(1)	2,908	32,308
Seneca Foods Corp., Class A(1)	439	22,947
Simply Good Foods Co. (The)(1)	7,062	280,856
Sovos Brands, Inc.(1)	3,004	50,107
SunOpta, Inc.(1)	7,325	56,402
Tattooed Chef, Inc.(1)	3,667	5,207
Tootsie Roll Industries, Inc.	1,294	58,099
TreeHouse Foods, Inc.(1)	4,070	205,250
Utz Brands, Inc.	5,073	83,552
Vital Farms, Inc.(1)	1,946	29,774
Whole Earth Brands, Inc.(1)	2,930	7,501
		$2,286,242
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A(2)	7,866	$362,308
Chesapeake Utilities Corp.	1,393	178,290
New Jersey Resources Corp.	7,733	411,396
Northwest Natural Holding Co.	2,775	131,979
ONE Gas, Inc.	4,304	341,006
Southwest Gas Holdings, Inc.	5,254	328,112
Spire, Inc.	4,081	286,241
		$2,039,332
Ground Transportation — 0.6%
ArcBest Corp.	1,944	$179,664
Bird Global, Inc.(1)	12,857	3,599
Covenant Logistics Group, Inc.	905	32,055
Daseke, Inc.(1)	3,140	24,272
Heartland Express, Inc.	3,887	61,881
Marten Transport, Ltd.	4,424	92,683
PAM Transportation Services, Inc.(1)	502	14,372
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(1)	2,094	$ 569,736
TuSimple Holdings, Inc.(1)	10,494	15,426
Universal Truckload Services, Inc.	475	13,846
Werner Enterprises, Inc.	5,089	231,499
		$ 1,239,033
Health Care Equipment & Supplies — 3.6%
Alphatec Holdings, Inc.(1)	5,397	$ 84,193
AngioDynamics, Inc.(1)	2,837	29,335
Artivion, Inc.(1)	3,149	41,252
AtriCure, Inc.(1)	3,557	147,438
Atrion Corp.	107	67,186
Avanos Medical, Inc.(1)	3,690	109,741
AxoGen, Inc.(1)	3,047	28,794
Axonics, Inc.(1)	3,843	209,674
Bioventus, Inc., Class A(1)	2,087	2,233
Butterfly Network, Inc.(1)	9,650	18,142
Cardiovascular Systems, Inc.(1)	3,081	61,189
Cerus Corp.(1)	13,159	39,082
CONMED Corp.	2,283	237,112
Cue Health, Inc.(1)	8,082	14,709
Cutera, Inc.(1)	1,245	29,407
Embecta Corp.	4,658	130,983
Figs, Inc.(1)	9,565	59,207
Glaukos Corp.(1)	3,577	179,208
Haemonetics Corp.(1)	3,982	329,510
Heska Corp.(1)	751	73,313
Inari Medical, Inc.(1)	3,783	233,562
Inogen, Inc.(1)	1,598	19,943
Inspire Medical Systems, Inc.(1)	2,255	527,828
Integer Holdings Corp.(1)	2,576	199,640
iRadimed Corp.	490	19,281
iRhythm Technologies, Inc.(1)	2,423	300,525
Lantheus Holdings, Inc.(1)	5,380	444,173
LeMaitre Vascular, Inc.	1,477	76,021
LivaNova PLC(1)	4,210	183,472
Merit Medical Systems, Inc.(1)	4,383	324,123
Mesa Laboratories, Inc.	404	70,591
Nano-X Imaging, Ltd.(1)(2)	3,153	18,193
Neogen Corp.(1)	17,363	321,563
Nevro Corp.(1)	2,713	98,075
NuVasive, Inc.(1)	4,062	167,801
Omnicell, Inc.(1)	3,443	202,001
OraSure Technologies, Inc.(1)	6,111	36,971
Orthofix Medical, Inc.(1)	2,655	44,471
OrthoPediatrics Corp.(1)	1,056	46,770
Outset Medical, Inc.(1)	3,587	66,001

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Owlet, Inc.(1)	1,235	$ 401
Paragon 28, Inc.(1)	3,915	66,829
PROCEPT BioRobotics Corp.(1)	1,920	54,528
Pulmonx Corp.(1)	2,565	28,677
RxSight, Inc.(1)	1,907	31,809
Senseonics Holdings, Inc.(1)	32,570	23,125
Shockwave Medical, Inc.(1)	2,806	608,425
SI-BONE, Inc.(1)	2,542	50,001
Sight Sciences, Inc.(1)	1,732	15,138
Silk Road Medical, Inc.(1)	3,003	117,507
STAAR Surgical Co.(1)	3,760	240,452
SurModics, Inc.(1)	1,145	26,083
Tactile Systems Technology, Inc.(1)	1,650	27,093
Tenon Medical, Inc.(1)	242	428
TransMedics Group, Inc.(1)	2,392	181,146
Treace Medical Concepts, Inc.(1)	2,954	74,411
UFP Technologies, Inc.(1)	499	64,790
Utah Medical Products, Inc.	296	28,052
Varex Imaging Corp.(1)	2,939	53,460
Vicarious Surgical, Inc.(1)	4,091	9,287
ViewRay, Inc.(1)	10,682	36,960
Zimvie, Inc.(1)	1,561	11,286
Zynex, Inc.(1)(2)	1,511	18,132
		$7,060,733
Health Care Providers & Services — 2.3%
23andMe Holding Co.(1)	20,248	$46,165
Accolade, Inc.(1)	5,102	73,367
AdaptHealth Corp.(1)(2)	5,494	68,290
Addus HomeCare Corp.(1)	1,220	130,247
Agiliti, Inc.(1)	1,772	28,317
AirSculpt Technologies, Inc.	508	2,560
Alignment Healthcare, Inc.(1)	7,871	50,060
AMN Healthcare Services, Inc.(1)	3,385	280,820
Apollo Medical Holdings, Inc.(1)	2,944	107,368
ATI Physical Therapy, Inc.(1)	5,611	1,426
Aveanna Healthcare Holdings, Inc.(1)(2)	3,026	3,147
Brookdale Senior Living, Inc.(1)	14,512	42,810
Cano Health, Inc.(1)	12,142	11,049
CareMax, Inc.(1)	4,473	11,943
Castle Biosciences, Inc.(1)	1,671	37,965
Clover Health Investments Corp.(1)	28,616	24,183
Community Health Systems, Inc.(1)	9,743	47,741
CorVel Corp.(1)	676	128,629
Cross Country Healthcare, Inc.(1)	2,877	64,215
DocGo, Inc.(1)	6,039	52,237
Ensign Group, Inc. (The)	4,327	413,402
Security	Shares	Value
Health Care Providers & Services (continued)
Fulgent Genetics, Inc.(1)	1,591	$ 49,671
HealthEquity, Inc.(1)	6,667	391,420
Hims & Hers Health, Inc.(1)	9,102	90,292
Innovage Holding Corp.(1)	1,437	11,467
Invitae Corp.(1)	17,172	23,182
Joint Corp. (The)(1)	1,060	17,840
LifeStance Health Group, Inc.(1)	5,575	41,422
ModivCare, Inc.(1)	983	82,651
National HealthCare Corp.	943	54,760
National Research Corp.	1,192	51,864
NeoGenomics, Inc.(1)	9,869	171,819
Nutex Health, Inc.(1)	20,053	20,254
Oncology Institute, Inc. (The)(1)	1,409	955
OPKO Health, Inc.(1)(2)	32,353	47,235
Option Care Health, Inc.(1)	13,424	426,481
Owens & Minor, Inc.(1)	5,688	82,760
P3 Health Partners, Inc.(1)	1,908	2,022
Patterson Cos., Inc.	6,720	179,894
Pediatrix Medical Group, Inc.(1)	6,445	96,095
Pennant Group, Inc. (The)(1)	2,149	30,688
PetIQ, Inc.(1)	2,070	23,681
Privia Health Group, Inc.(1)	4,145	114,443
Progyny, Inc.(1)	5,866	188,416
R1 RCM, Inc.(1)	11,783	176,745
RadNet, Inc.(1)	3,995	99,995
Select Medical Holdings Corp.	8,102	209,437
Sema4 Holdings Corp.(1)	11,857	4,328
Surgery Partners, Inc.(1)	4,131	142,396
US Physical Therapy, Inc.	1,002	98,106
		$4,556,260
Health Care REITs — 0.6%
CareTrust REIT, Inc.	7,568	$148,182
Community Healthcare Trust, Inc.	1,862	68,149
Diversified Healthcare Trust	18,611	25,125
Global Medical REIT, Inc.	4,446	40,503
LTC Properties, Inc.	3,134	110,097
National Health Investors, Inc.	3,266	168,460
Physicians Realty Trust(2)	18,243	272,368
Sabra Health Care REIT, Inc.	17,853	205,310
Universal Health Realty Income Trust	1,113	53,546
		$1,091,740
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(1)	8,546	$111,525
American Well Corp., Class A(1)	17,204	40,601

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology (continued)
Babylon Holdings, Ltd., Class A(1)(2)	326	$ 1,659
Computer Programs and Systems, Inc.(1)	938	28,328
Evolent Health, Inc., Class A(1)	6,428	208,589
Health Catalyst, Inc.(1)	4,079	47,602
HealthStream, Inc.(1)	1,939	52,547
Multiplan Corp.(1)(2)	28,341	30,041
NextGen Healthcare, Inc.(1)	4,587	79,860
OptimizeRx Corp.(1)	1,258	18,405
Pear Therapeutics, Inc.(1)	5,373	1,370
Phreesia, Inc.(1)	3,989	128,805
Schrodinger, Inc.(1)	4,048	106,584
Sharecare, Inc.(1)	23,084	32,779
Simulations Plus, Inc.	1,252	55,013
		$943,708
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	17,218	$267,223
Ashford Hospitality Trust, Inc.(1)	2,580	8,282
Braemar Hotels & Resorts, Inc.	5,189	20,030
Chatham Lodging Trust	3,800	39,862
DiamondRock Hospitality Co.	16,248	132,096
Hersha Hospitality Trust	2,387	16,041
Pebblebrook Hotel Trust(2)	10,195	143,138
RLJ Lodging Trust	12,682	134,429
Ryman Hospitality Properties, Inc.	4,322	387,813
Service Properties Trust	12,870	128,185
Summit Hotel Properties, Inc.	7,954	55,678
Sunstone Hotel Investors, Inc.	16,856	166,537
Xenia Hotels & Resorts, Inc.	9,188	120,271
		$1,619,585
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.(1)	4,464	$40,667
Bally's Corp.(1)	3,020	58,950
Biglari Holdings, Inc., Class B(1)	80	13,536
BJ's Restaurants, Inc.(1)	1,896	55,250
Bloomin' Brands, Inc.	7,017	179,986
Bluegreen Vacations Holding Corp.	768	21,028
Bowlero Corp.(1)	2,312	39,188
Brinker International, Inc.(1)	3,483	132,354
Century Casinos, Inc.(1)	1,662	12,183
Cheesecake Factory, Inc. (The)	3,773	132,244
Chuy's Holdings, Inc.(1)	1,401	50,226
Cracker Barrel Old Country Store, Inc.	1,740	197,664
Dave & Buster's Entertainment, Inc.(1)	3,314	121,922
Denny's Corp.(1)	4,997	55,767
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dine Brands Global, Inc.	1,184	$ 80,086
El Pollo Loco Holdings, Inc.	1,580	15,152
Everi Holdings, Inc.(1)	6,554	112,401
F45 Training Holdings, Inc.(1)(2)	2,461	2,855
First Watch Restaurant Group, Inc.(1)	848	13,619
Full House Resorts, Inc.(1)	2,565	18,545
Golden Entertainment, Inc.(1)	1,551	67,484
Hilton Grand Vacations, Inc.(1)	6,710	298,125
Inspirato, Inc.(1)	770	738
Inspired Entertainment, Inc.(1)	1,661	21,244
International Game Technology PLC	7,729	207,137
Jack in the Box, Inc.	1,673	146,538
Krispy Kreme, Inc.	5,387	83,768
Kura Sushi USA, Inc., Class A(1)	280	18,435
Life Time Group Holdings, Inc.(1)	3,007	47,992
Light & Wonder, Inc., Class A(1)	7,441	446,832
Lindblad Expeditions Holdings, Inc.(1)	2,177	20,812
Monarch Casino & Resort, Inc.	1,097	81,343
NeoGames S.A.(1)	799	12,145
Noodles & Co.(1)	3,189	15,467
ONE Group Hospitality, Inc. (The)(1)	1,532	12,409
Papa John's International, Inc.	2,610	195,567
Portillo's, Inc., Class A(1)	2,564	54,793
RCI Hospitality Holdings, Inc.	655	51,201
Red Rock Resorts, Inc., Class A	3,918	174,625
Rush Street Interactive, Inc.(1)	4,103	12,760
Ruth's Hospitality Group, Inc.	2,742	45,024
Sabre Corp.(1)(2)	26,098	111,960
SeaWorld Entertainment, Inc.(1)	3,110	190,674
Shake Shack, Inc., Class A(1)	2,959	164,195
Sonder Holdings, Inc.(1)	14,848	11,241
Sweetgreen, Inc.(1)	6,871	53,869
Target Hospitality Corp.(1)(2)	2,292	30,117
Texas Roadhouse, Inc.	5,286	571,205
Vacasa, Inc., Class A(1)	8,768	8,437
Wingstop, Inc.	2,361	433,432
Xponential Fitness, Inc., Class A(1)	1,360	41,330
		$4,984,522
Household Durables — 1.8%
Aterian, Inc.(1)(2)	4,551	$3,914
Beazer Homes USA, Inc.(1)	2,263	35,936
Cavco Industries, Inc.(1)	708	224,960
Century Communities, Inc.	2,218	141,775
Dream Finders Homes, Inc., Class A(1)	1,572	20,829
Ethan Allen Interiors, Inc.	1,924	52,833
GoPro, Inc., Class A(1)	10,449	52,559

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Green Brick Partners, Inc.(1)	2,170	$ 76,080
Helen of Troy, Ltd.(1)	1,864	177,397
Hovnanian Enterprises, Inc., Class A(1)	401	27,204
Installed Building Products, Inc.	1,912	218,025
iRobot Corp.(1)	2,038	88,938
KB Home	6,143	246,826
Landsea Homes Corp.(1)	471	2,854
La-Z-Boy, Inc.	3,224	93,754
Legacy Housing Corp.(1)	380	8,649
LGI Homes, Inc.(1)	1,648	187,921
Lifetime Brands, Inc.	858	5,045
Lovesac Co. (The)(1)	1,001	28,929
M / I Homes, Inc.(1)	2,083	131,417
MDC Holdings, Inc.	4,484	174,293
Meritage Homes Corp.	2,848	332,533
Purple Innovation, Inc.(1)(2)	4,415	11,656
Skyline Champion Corp.(1)	4,269	321,157
Snap One Holdings Corp.(1)	1,018	9,518
Sonos, Inc.(1)	9,948	195,180
Taylor Morrison Home Corp.(1)	8,374	320,389
Traeger, Inc.(1)	1,729	7,106
TRI Pointe Homes, Inc.(1)	8,103	205,168
Tupperware Brands Corp.(1)	4,044	10,110
Universal Electronics, Inc.(1)	1,001	10,150
Vizio Holding Corp., Class A(1)	5,089	46,717
Vuzix Corp.(1)	4,601	19,048
		$3,488,870
Household Products — 0.3%
Central Garden & Pet Co.(1)	789	$32,396
Central Garden & Pet Co., Class A(1)	3,253	127,095
Energizer Holdings, Inc.	5,727	198,727
WD-40 Co.(2)	1,093	194,609
		$552,827
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(1)	7,377	$40,426
Clearway Energy, Inc., Class A	2,672	80,240
Clearway Energy, Inc., Class C	6,432	201,514
Montauk Renewables, Inc.(1)	4,830	38,012
Ormat Technologies, Inc.	4,200	356,034
Sunnova Energy International, Inc.(1)(2)	7,785	121,602
		$837,828
Security	Shares	Value
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	1,948	$ 38,609
		$ 38,609
Industrial REITs — 0.7%
Indus Realty Trust, Inc.(2)	445	$ 29,499
Industrial Logistics Properties Trust	4,982	15,295
Innovative Industrial Properties, Inc.	2,223	168,926
LXP Industrial Trust	21,605	222,747
Plymouth Industrial REIT, Inc.	2,857	60,026
STAG Industrial, Inc.	14,216	480,785
Terreno Realty Corp.	6,480	418,608
		$1,395,886
Insurance — 2.0%
Ambac Financial Group, Inc.(1)	3,798	$58,793
American Equity Investment Life Holding Co.	5,595	204,162
AMERISAFE, Inc.	1,433	70,145
Argo Group International Holdings, Ltd.	2,431	71,204
Bright Health Group, Inc.(1)(2)	14,478	3,190
BRP Group, Inc., Class A(1)	4,674	119,000
CNO Financial Group, Inc.	9,084	201,574
Crawford & Co., Class A	1,459	12,197
Donegal Group, Inc., Class A	916	13,997
eHealth, Inc.(1)	1,915	17,924
Employers Holdings, Inc.	2,071	86,340
Enstar Group, Ltd.(1)	868	201,194
Genworth Financial, Inc., Class A(1)	39,760	199,595
Goosehead Insurance, Inc., Class A(1)	1,389	72,506
Greenlight Capital Re, Ltd., Class A(1)	2,647	24,855
HCI Group, Inc.	444	23,798
Hippo Holdings, Inc.(1)	1,244	20,190
Horace Mann Educators Corp.	3,199	107,103
Investors Title Co.	111	16,761
James River Group Holdings, Ltd.	2,807	57,965
Kinsale Capital Group, Inc.	1,707	512,356
Lemonade, Inc.(1)	3,520	50,195
MBIA, Inc.(1)	3,800	35,188
Mercury General Corp.	2,007	63,702
National Western Life Group, Inc., Class A	193	46,826
NI Holdings, Inc.(1)	903	11,739
Oscar Health, Inc.(1)	8,860	57,944
Palomar Holdings, Inc.(1)	1,927	106,370
ProAssurance Corp.	4,215	77,893
RLI Corp.	3,136	416,806
Root, Inc.(1)	581	2,620
Safety Insurance Group, Inc.	1,067	79,513

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	4,701	$ 448,146
Selectquote, Inc.(1)	10,628	23,063
SiriusPoint, Ltd.(1)	7,085	57,601
Skyward Specialty Insurance Group, Inc.(1)	834	18,240
Stewart Information Services Corp.	2,046	82,556
Tiptree, Inc.	2,311	33,671
Trean Insurance Group, Inc.(1)	1,026	6,279
Trupanion, Inc.(1)	2,994	128,413
United Fire Group, Inc.	1,601	42,507
Universal Insurance Holdings, Inc.	2,020	36,804
		$3,920,925
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)(1)	850	$3,613
Bumble, Inc.(1)	7,854	153,546
CarGurus, Inc.(1)	8,197	153,120
Cars.com, Inc.(1)	5,290	102,097
DHI Group, Inc.(1)	3,207	12,443
Eventbrite, Inc., Class A(1)	5,885	50,493
EverQuote, Inc., Class A(1)	1,239	17,222
fuboTV, Inc.(1)	13,361	16,167
Leafly Holdings, Inc.(1)	327	131
MediaAlpha, Inc., Class A(1)	1,490	22,320
Outbrain, Inc.(1)(2)	1,884	7,781
QuinStreet, Inc.(1)	4,141	65,718
Shutterstock, Inc.	1,925	139,755
TrueCar, Inc.(1)	7,838	18,027
Vimeo, Inc.(1)	10,738	41,127
Vinco Ventures, Inc.(1)	13,766	4,423
Wejo Group, Ltd.(1)(2)	1,720	848
Yelp, Inc.(1)	5,433	166,793
Ziff Davis, Inc.(1)	3,582	279,575
ZipRecruiter, Inc.(1)	5,993	95,528
		$1,350,727
IT Services — 0.4%
BigCommerce Holdings, Inc., Series 1(1)	4,810	$43,001
Brightcove, Inc.(1)	3,175	14,129
Cerberus Cyber Sentinel Corp.(1)(2)	3,426	1,158
Cyxtera Technologies, Inc.(1)	3,193	975
DigitalOcean Holdings, Inc.(1)	5,469	214,221
Edgio, Inc.(1)	10,253	8,111
Fastly, Inc., Class A(1)	9,117	161,918
Grid Dynamics Holdings, Inc.(1)	4,292	49,186
Hackett Group, Inc. (The)	1,931	35,685
Information Services Group, Inc.	2,665	13,565
Security	Shares	Value
IT Services (continued)
Perficient, Inc.(1)	2,734	$ 197,367
PFSweb, Inc.	1,239	5,253
Rackspace Technology, Inc.(1)	4,217	7,928
Squarespace, Inc.(1)	2,350	74,660
Tucows, Inc., Class A(1)(2)	790	15,366
Unisys Corp.(1)	5,033	19,528
		$ 862,051
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,628	$133,870
AMMO, Inc.(1)(2)	6,601	13,004
Clarus Corp.	2,191	20,705
Johnson Outdoors, Inc., Class A	405	25,519
Latham Group, Inc.(1)	3,322	9,501
Malibu Boats, Inc., Class A(1)	1,589	89,699
Marine Products Corp.	813	10,724
MasterCraft Boat Holdings, Inc.(1)	1,615	49,144
Smith + Wesson Brands, Inc.	3,675	45,239
Solo Brands, Inc., Class A(1)	906	6,505
Sturm Ruger & Co., Inc.	1,347	77,372
Topgolf Callaway Brands Corp.(1)	10,970	237,171
Vista Outdoor, Inc.(1)	4,408	122,146
		$840,599
Life Sciences Tools & Services — 0.7%
AbCellera Biologics, Inc.(1)	16,571	$124,945
Adaptive Biotechnologies Corp.(1)	8,362	73,837
Akoya Biosciences, Inc.(1)	1,199	9,808
Alpha Teknova, Inc.(1)	534	1,581
Berkeley Lights, Inc.(1)	3,760	4,362
BioLife Solutions, Inc.(1)	2,528	54,984
Bionano Genomics, Inc.(1)	22,055	24,481
Codexis, Inc.(1)	4,645	19,230
CryoPort, Inc.(1)	3,246	77,904
Cytek Biosciences, Inc.(1)	8,564	78,703
Inotiv, Inc.(1)(2)	1,365	5,910
MaxCyte, Inc.(1)	7,417	36,714
Medpace Holdings, Inc.(1)	2,038	383,246
NanoString Technologies, Inc.(1)	3,557	35,214
Nautilus Biotechnology, Inc.(1)	3,575	9,903
OmniAb, Inc.(1)	5,973	21,981
OmniAb, Inc. (earnout shares)(1)(4)	462	0
OmniAb, Inc. (earnout shares)(1)(4)	462	0
Pacific Biosciences of California, Inc.(1)	19,891	230,338
Quanterix Corp.(1)	2,420	27,273
Quantum-Si, Inc.(1)	6,850	12,056

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Science 37 Holdings, Inc.(1)	4,669	$ 1,315
Seer, Inc.(1)	3,915	15,112
Singular Genomics Systems, Inc.(1)	3,653	4,420
SomaLogic, Inc.(1)	11,224	28,621
		$ 1,281,938
Machinery — 3.7%
3D Systems Corp.(1)	9,520	$ 102,054
Alamo Group, Inc.	804	148,065
Albany International Corp., Class A	2,495	222,953
Astec Industries, Inc.	1,870	77,138
Barnes Group, Inc.	3,822	153,950
Berkshire Grey, Inc.(1)(2)	3,661	5,052
Blue Bird Corp.(1)	1,311	26,784
Chart Industries, Inc.(1)	3,427	429,746
CIRCOR International, Inc.(1)	1,669	51,939
Columbus McKinnon Corp.	2,183	81,120
Desktop Metal, Inc., Class A(1)	19,831	45,611
Douglas Dynamics, Inc.	1,737	55,393
Energy Recovery, Inc.(1)	4,185	96,464
Enerpac Tool Group Corp.	4,678	119,289
EnPro Industries, Inc.	1,619	168,198
ESCO Technologies, Inc.	2,062	196,818
Evoqua Water Technologies Corp.(1)	9,264	460,606
Fathom Digital Manufacturing Corp.(1)	757	411
Federal Signal Corp.	4,798	260,100
Franklin Electric Co., Inc.	3,689	347,135
Gorman-Rupp Co. (The)	1,774	44,350
Greenbrier Cos., Inc. (The)	2,388	76,822
Helios Technologies, Inc.	2,542	166,247
Hillenbrand, Inc.	5,545	263,554
Hillman Solutions Corp.(1)	10,095	85,000
Hydrofarm Holdings Group, Inc.(1)	2,984	5,162
Hyliion Holdings Corp.(1)	9,193	18,202
Hyster-Yale Materials Handling, Inc.	806	40,211
Hyzon Motors, Inc.(1)(2)	6,585	5,367
John Bean Technologies Corp.	2,480	271,039
Kadant, Inc.	932	194,341
Kennametal, Inc.	6,410	176,788
Lightning eMotors, Inc.(1)(2)	2,936	841
Lindsay Corp.	855	129,216
Luxfer Holdings PLC	2,400	40,560
Manitowoc Co., Inc. (The)(1)	2,727	46,604
Markforged Holding Corp.(1)	8,259	7,919
Microvast Holdings, Inc.(1)	12,790	15,860
Miller Industries, Inc.	1,050	37,118
Mueller Industries, Inc.	4,478	329,044
Security	Shares	Value
Machinery (continued)
Mueller Water Products, Inc., Class A	12,351	$ 172,173
Nikola Corp.(1)(2)	24,901	30,130
Omega Flex, Inc.	248	27,637
Proterra, Inc.(1)	16,583	25,206
Proto Labs, Inc.(1)	2,175	72,101
RBC Bearings, Inc.(1)	2,248	523,177
REV Group, Inc.	2,574	30,862
Sarcos Technology and Robotics Corp.(1)	5,691	2,702
Shyft Group, Inc. (The)	2,714	61,744
SPX Technologies, Inc.(1)	3,504	247,312
Standex International Corp.	895	109,584
Tennant Co.	1,415	96,970
Terex Corp.	5,356	259,123
Titan International, Inc.(1)	3,959	41,490
Trinity Industries, Inc.	6,442	156,927
Velo3D, Inc.(1)	4,228	9,598
Wabash National Corp.	3,910	96,147
Watts Water Technologies, Inc., Class A	2,198	369,967
Xos, Inc.(1)	4,104	2,155
		$7,338,076
Marine Transportation — 0.2%
Costamare, Inc.	4,298	$40,444
Eagle Bulk Shipping, Inc.(2)	1,007	45,818
Eneti, Inc.	1,717	16,054
Genco Shipping & Trading, Ltd.	2,519	39,448
Golden Ocean Group, Ltd.	9,208	87,660
Matson, Inc.	3,007	179,428
Safe Bulkers, Inc.(2)	4,225	15,590
		$424,442
Media — 0.7%
AdTheorent Holding Co., Inc.(1)	1,203	$2,033
Advantage Solutions, Inc.(1)	5,990	9,464
AMC Networks, Inc., Class A(1)	2,381	41,858
Audacy, Inc.(1)(2)	10,833	1,459
Boston Omaha Corp., Class A(1)	1,693	40,073
Cardlytics, Inc.(1)	2,507	8,511
Clear Channel Outdoor Holdings, Inc.(1)	28,478	34,174
Cumulus Media, Inc., Class A(1)	1,386	5,114
Daily Journal Corp.(1)	88	25,077
Entravision Communications Corp., Class A	5,618	33,989
EW Scripps Co. (The), Class A(1)	4,675	43,992
Gambling.com Group, Ltd.(1)	651	6,451
Gannett Co., Inc.(1)	10,067	18,825
Gray Television, Inc.	6,701	58,433

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
iHeartMedia, Inc., Class A(1)	8,782	$ 34,250
Innovid Corp.(1)	5,996	8,454
Integral Ad Science Holding Corp.(1)	2,499	35,661
John Wiley & Sons, Inc., Class A	3,384	131,198
Magnite, Inc.(1)	9,955	92,183
PubMatic, Inc.(1)	3,130	43,257
Quotient Technology, Inc.(1)	7,590	24,895
Scholastic Corp.	2,334	79,870
Sinclair Broadcast Group, Inc., Class A	3,125	53,625
Stagwell, Inc.(1)	6,124	45,440
TechTarget, Inc.(1)	2,150	77,658
TEGNA, Inc.	17,472	295,452
Thryv Holdings, Inc.(1)	1,906	43,952
Urban One, Inc., Class A(1)	621	4,689
Urban One, Inc., Class D(1)	900	4,950
WideOpenWest, Inc.(1)	4,110	43,689
		$1,348,676
Metals & Mining — 1.7%
5E Advanced Materials, Inc.(1)	2,423	$13,133
Alpha Metallurgical Resources, Inc.	1,220	190,320
Arconic Corp.(1)	7,934	208,109
ATI, Inc.(1)	9,969	393,377
Carpenter Technology Corp.	3,863	172,908
Century Aluminum Co.(1)	4,012	40,120
Coeur Mining, Inc.(1)	21,506	85,809
Commercial Metals Co.	9,203	450,027
Compass Minerals International, Inc.	2,622	89,908
Constellium SE(1)	9,626	147,085
Dakota Gold, Corp.(1)	3,810	13,792
Ferroglobe Representation & Warranty Insurance Trust(5)	5,015	0
Haynes International, Inc.	1,062	53,195
Hecla Mining Co.	44,277	280,273
Hycroft Mining Holding Corp.(1)	11,322	4,896
Ivanhoe Electric, Inc./US(1)	3,722	45,222
Kaiser Aluminum Corp.	1,239	92,466
Materion Corp.	1,598	185,368
Novagold Resources, Inc.(1)	19,333	120,251
Olympic Steel, Inc.	846	44,170
Piedmont Lithium, Inc.(1)	1,302	78,185
PolyMet Mining Corp.(1)	2,264	4,868
Ramaco Resources, Inc.	1,681	14,810
Ryerson Holding Corp.	1,499	54,534
Schnitzer Steel Industries, Inc., Class A	2,033	63,226
SunCoke Energy, Inc.	6,534	58,675
TimkenSteel Corp.(1)	3,716	68,151
Tredegar Corp.	2,145	19,584
Security	Shares	Value
Metals & Mining (continued)
Warrior Met Coal, Inc.	3,946	$ 144,858
Worthington Industries, Inc.	2,386	154,255
		$ 3,291,575
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc.	969	$ 11,783
Angel Oak Mortgage, Inc.	557	4,066
Apollo Commercial Real Estate Finance, Inc.	11,004	102,447
Arbor Realty Trust, Inc.	12,950	148,796
Ares Commercial Real Estate Corp.(2)	4,025	36,587
ARMOUR Residential REIT, Inc.	13,026	68,387
Blackstone Mortgage Trust, Inc., Class A	13,838	247,008
BrightSpire Capital, Inc.	6,877	40,574
Broadmark Realty Capital, Inc.	10,466	49,190
Chicago Atlantic Real Estate Finance, Inc.	450	6,080
Chimera Investment Corp.	18,054	101,825
Claros Mortgage Trust, Inc.	6,900	80,385
Dynex Capital, Inc.	4,237	51,352
Ellington Financial, Inc.(2)	5,093	62,186
Franklin BSP Realty Trust, Inc.	6,315	75,338
Granite Point Mortgage Trust, Inc.	4,738	23,501
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,971	199,371
Invesco Mortgage Capital, Inc.	2,236	24,797
KKR Real Estate Finance Trust, Inc.	4,478	51,004
Ladder Capital Corp.	9,254	87,450
MFA Financial, Inc.	7,699	76,374
New York Mortgage Trust, Inc.	7,443	74,132
Nexpoint Real Estate Finance, Inc.	588	9,214
Orchid Island Capital, Inc.	2,668	28,628
PennyMac Mortgage Investment Trust	6,900	85,077
Ready Capital Corp.	5,615	57,105
Redwood Trust, Inc.	9,115	61,435
TPG RE Finance Trust, Inc.	5,301	38,485
Two Harbors Investment Corp.	7,785	114,517
		$2,017,094
Multi-Utilities — 0.5%
Avista Corp.	5,905	$250,667
Black Hills Corp.	5,098	321,684
NorthWestern Corp.	4,643	268,644
Unitil Corp.	1,244	70,958
		$911,953
Office REITs — 0.4%
Brandywine Realty Trust	13,308	$62,947
City Office REIT, Inc.	3,686	25,433

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Office REITs (continued)
Corporate Office Properties Trust	8,835	$ 209,478
Easterly Government Properties, Inc.	7,297	100,261
Equity Commonwealth	8,094	167,627
Franklin Street Properties Corp.(2)	9,022	14,165
Office Properties Income Trust	3,755	46,186
Orion Office REIT, Inc.	4,280	28,676
Paramount Group, Inc.	14,640	66,758
Piedmont Office Realty Trust, Inc., Class A	9,509	69,416
Postal Realty Trust, Inc., Class A	945	14,383
		$805,330
Oil, Gas & Consumable Fuels — 4.1%
Aemetis, Inc.(1)	1,820	$4,222
Alto Ingredients, Inc.(1)	5,608	8,412
Amplify Energy Corp.(1)	2,675	18,377
Arch Resources, Inc.	1,159	152,362
Ardmore Shipping Corp.	3,272	48,655
Battalion Oil Corp.(1)	188	1,235
Berry Corp.	5,491	43,104
California Resources Corp.	5,869	225,957
Callon Petroleum Co.(1)	3,939	131,720
Centrus Energy Corp., Class A(1)	741	23,860
Chord Energy, Corp.	3,337	449,160
Civitas Resources, Inc.	5,923	404,778
Clean Energy Fuels Corp.(1)	12,133	52,900
CNX Resources Corp.(1)	13,258	212,393
Comstock Resources, Inc.	7,181	77,483
CONSOL Energy, Inc.	2,677	155,989
Crescent Energy Co., Class A(2)	3,134	35,446
CVR Energy, Inc.	2,315	75,886
Delek US Holdings, Inc.	5,349	122,760
Denbury, Inc.(1)	3,930	344,386
DHT Holdings, Inc.	11,353	122,726
Dorian LPG, Ltd.	2,343	46,719
Earthstone Energy, Inc., Class A(1)	3,243	42,191
Empire Petroleum Corp.(1)(2)	508	6,304
Energy Fuels, Inc.(1)	11,554	64,471
Equitrans Midstream Corp.	32,071	185,370
Excelerate Energy, Inc., Class A	1,391	30,797
Flex LNG, Ltd.	2,139	71,828
Frontline PLC	10,016	165,865
Gevo, Inc.(1)	15,305	23,570
Golar LNG, Ltd.(1)	7,912	170,899
Green Plains, Inc.(1)	4,307	133,474
Gulfport Energy Corp.(1)	893	71,440
HighPeak Energy, Inc.	391	8,993
International Seaways, Inc.	3,911	163,011
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings, Inc., Class A	1,242	$ 38,875
Kosmos Energy, Ltd.(1)	36,264	269,804
Laredo Petroleum, Inc.(1)	1,280	58,291
Magnolia Oil & Gas Corp., Class A	13,958	305,401
Matador Resources Co.	9,041	430,804
Murphy Oil Corp.	11,838	437,769
NACCO Industries, Inc., Class A	304	10,965
NextDecade Corp.(1)	2,319	11,525
Nordic American Tankers, Ltd.	15,546	61,562
Northern Oil and Gas, Inc.(2)	5,249	159,307
Par Pacific Holdings, Inc.(1)	3,668	107,106
PBF Energy, Inc., Class A	9,509	412,310
Peabody Energy Corp.(1)	9,422	241,203
Permian Resources Corp.	18,437	193,589
Ranger Oil Corp.	1,641	67,018
REX American Resources Corp.(1)	1,323	37,825
Riley Exploration Permian, Inc.	821	31,247
Ring Energy, Inc.(1)	6,484	12,320
SandRidge Energy, Inc.(1)	2,384	34,353
Scorpio Tankers, Inc.	3,674	206,883
SFL Corp., Ltd.	8,615	81,843
SilverBow Resources, Inc.(1)	880	20,108
Sitio Royalties Corp., Class A	5,598	126,515
SM Energy Co.	9,498	267,464
Talos Energy, Inc.(1)	5,636	83,638
Teekay Corp.(1)	5,446	33,656
Teekay Tankers, Ltd., Class A(1)	1,870	80,279
Tellurian, Inc.(1)(2)	38,270	47,072
Uranium Energy Corp.(1)(2)	28,242	81,337
Ur-Energy, Inc.(1)	14,187	15,038
VAALCO Energy, Inc.	8,034	36,394
Vertex Energy, Inc.(1)(2)	4,056	40,073
W&T Offshore, Inc.(1)	7,303	37,099
World Fuel Services Corp.	4,892	124,991
		$8,100,407
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,270	$42,443
Glatfelter Corp.	3,755	11,979
Sylvamo Corp.	2,841	131,425
		$185,847
Passenger Airlines — 0.3%
Allegiant Travel Co.(1)	1,188	$109,272
Blade Air Mobility, Inc.(1)	4,209	14,227
Frontier Group Holdings, Inc.(1)	2,730	26,863

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Passenger Airlines (continued)
Hawaiian Holdings, Inc.(1)	3,989	$ 36,539
Joby Aviation, Inc.(1)	18,838	81,757
SkyWest, Inc.(1)	3,905	86,574
Spirit Airlines, Inc.	8,725	149,808
Sun Country Airlines Holdings, Inc.(1)	2,490	51,045
Wheels Up Experience, Inc.(1)	11,938	7,554
		$ 563,639
Personal Care Products — 0.8%
Beauty Health Co. (The)(1)	7,481	$94,485
BellRing Brands, Inc.(1)	10,554	358,836
Edgewell Personal Care Co.	3,984	169,001
elf Beauty, Inc.(1)	3,854	317,377
Herbalife Nutrition, Ltd.(1)	7,430	119,623
Honest Co. Inc. (The)(1)	6,574	11,833
Inter Parfums, Inc.	1,442	205,110
Medifast, Inc.	852	88,327
Nature's Sunshine Products, Inc.(1)	1,018	10,394
Nu Skin Enterprises, Inc., Class A	3,897	153,191
Thorne HealthTech, Inc.(1)	519	2,398
USANA Health Sciences, Inc.(1)	927	58,308
Veru, Inc.(1)(2)	5,029	5,834
		$1,594,717
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.(1)	5,169	$41,817
Amneal Pharmaceuticals, Inc.(1)	8,537	11,866
Amphastar Pharmaceuticals, Inc.(1)	3,073	115,238
Amylyx Pharmaceuticals, Inc.(1)	4,035	118,387
AN2 Therapeutics, Inc.(1)	348	3,435
ANI Pharmaceuticals, Inc.(1)	1,020	40,514
Arvinas, Inc.(1)	3,892	106,329
Atea Pharmaceuticals, Inc.(1)	5,064	16,964
Athira Pharma, Inc.(1)	2,529	6,323
Axsome Therapeutics, Inc.(1)	2,564	158,148
Cara Therapeutics, Inc.(1)	3,311	16,257
Cassava Sciences, Inc.(1)(2)	3,000	72,360
Collegium Pharmaceutical, Inc.(1)	2,817	67,580
Corcept Therapeutics, Inc.(1)	6,913	149,736
DICE Therapeutics, Inc.(1)	2,832	81,137
Edgewise Therapeutics, Inc.(1)	2,990	19,943
Esperion Therapeutics, Inc.(1)	5,765	9,166
Evolus, Inc.(1)	2,529	21,395
EyePoint Pharmaceuticals, Inc.(1)(2)	1,657	4,872
Fulcrum Therapeutics, Inc.(1)	3,342	9,525
Harmony Biosciences Holdings, Inc.(1)	1,967	64,223
Security	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc.(1)	4,746	$ 53,393
Intra-Cellular Therapies, Inc.(1)	7,183	388,959
Ligand Pharmaceuticals, Inc.(1)	1,219	89,670
Liquidia Corp.(1)(2)	3,579	24,731
Nektar Therapeutics(1)	13,610	9,566
NGM Biopharmaceuticals, Inc.(1)	3,117	12,717
Nuvation Bio, Inc.(1)	8,729	14,490
Ocular Therapeutix, Inc.(1)	5,745	30,276
Pacira BioSciences, Inc.(1)	3,468	141,529
Phathom Pharmaceuticals, Inc.(1)	1,588	11,338
Phibro Animal Health Corp., Class A	1,619	24,803
Prestige Consumer Healthcare, Inc.(1)	3,986	249,643
Provention Bio, Inc.(1)	5,048	121,657
Reata Pharmaceuticals, Inc., Class A(1)	2,153	195,751
Relmada Therapeutics, Inc.(1)	1,926	4,353
Revance Therapeutics, Inc.(1)	6,461	208,109
Scilex Holding Co.(1)(2)	5,205	42,680
SIGA Technologies, Inc.	3,774	21,701
Supernus Pharmaceuticals, Inc.(1)	3,766	136,442
Tarsus Pharmaceuticals, Inc.(1)	1,360	17,095
Theravance Biopharma, Inc.(1)(2)	4,637	50,311
Theseus Pharmaceuticals, Inc.(1)	889	7,894
Third Harmonic Bio, Inc.(1)	1,010	4,161
Ventyx Biosciences, Inc.(1)	1,995	66,833
Xeris Biopharma Holdings, Inc.(1)	9,930	16,186
		$3,079,503
Professional Services — 2.3%
Alight, Inc., Class A(1)	30,123	$277,433
ASGN, Inc.(1)	3,927	324,645
Atlas Technical Consultants, Inc.(1)	1,056	12,873
Barrett Business Services, Inc.	606	53,716
CBIZ, Inc.(1)	3,836	189,844
Conduent, Inc.(1)	13,421	46,034
CRA International, Inc.	558	60,164
CSG Systems International, Inc.	2,496	134,035
ExlService Holdings, Inc.(1)	2,601	420,920
Exponent, Inc.	4,084	407,134
First Advantage Corp.(1)	4,254	59,386
Forrester Research, Inc.(1)	966	31,250
Franklin Covey Co.(1)	1,007	38,739
Heidrick & Struggles International, Inc.	1,525	46,299
HireRight Holdings Corp.(1)	1,733	18,387
Huron Consulting Group, Inc.(1)	1,577	126,743
IBEX Holdings, Ltd.(1)	718	17,519
ICF International, Inc.	1,477	162,027
Insperity, Inc.	2,845	345,810

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Kelly Services, Inc., Class A	2,680	$ 44,461
Kforce, Inc.	1,567	99,097
Korn Ferry	4,165	215,497
Legalzoom.com, Inc.(1)	7,347	68,915
MAXIMUS, Inc.	4,864	382,797
NV5 Global, Inc.(1)	1,082	112,496
Planet Labs PBC(1)(2)	15,623	61,398
Red Violet, Inc.(1)	711	12,514
Resources Connection, Inc.	2,400	40,944
Skillsoft Corp.(1)(2)(6)	6,088	12,176
Spire Global, Inc.(1)	9,381	6,266
Sterling Check Corp.(1)	1,796	20,025
TriNet Group, Inc.(1)	2,936	236,671
TrueBlue, Inc.(1)	2,493	44,375
TTEC Holdings, Inc.	1,476	54,951
Upwork, Inc.(1)	9,146	103,533
Verra Mobility Corp.(1)	10,961	185,460
Willdan Group, Inc.(1)	898	14,027
		$4,488,561
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)(2)	112	$2,948
Anywhere Real Estate, Inc.(1)	9,326	49,241
Compass, Inc.(1)	22,273	71,942
Cushman & Wakefield PLC(1)	12,723	134,100
DigitalBridge Group, Inc.(2)	12,709	152,381
Doma Holdings, Inc.(1)	10,271	4,185
Douglas Elliman, Inc.	5,632	17,515
eXp World Holdings, Inc.(2)	5,594	70,988
Forestar Group, Inc.(1)	1,430	22,251
FRP Holdings, Inc.(1)	588	34,033
Kennedy-Wilson Holdings, Inc.	9,451	156,792
Marcus & Millichap, Inc.	1,962	63,000
Newmark Group, Inc., Class A	11,087	78,496
Offerpad Solutions, Inc.(1)	5,120	2,698
RE / MAX Holdings, Inc., Class A	1,564	29,341
Redfin Corp.(1)	7,977	72,272
RMR Group, Inc. (The), Class A	1,361	35,713
St. Joe Co. (The)	2,613	108,727
Star Holdings(1)	1,028	17,877
Stratus Properties, Inc.	442	8,840
Tejon Ranch Co.(1)	1,572	28,720
Transcontinental Realty Investors, Inc.(1)	94	3,985
		$1,166,045
Security	Shares	Value
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	11,681	$ 89,827
Bluerock Homes Trust, Inc.(1)	268	5,312
BRT Apartments Corp.	682	13,449
Centerspace	1,104	60,312
Clipper Realty, Inc.	1,313	7,537
Elme Communities	6,640	118,590
Independence Realty Trust, Inc.	17,975	288,139
NexPoint Residential Trust, Inc.	1,745	76,204
UMH Properties, Inc.	3,714	54,930
Veris Residential, Inc.(1)	6,888	100,840
		$815,140
Retail REITs — 1.4%
Acadia Realty Trust	6,900	$96,255
Agree Realty Corp.	6,901	473,478
Alexander's, Inc.	184	35,650
CBL & Associates Properties, Inc.	1,997	51,203
Getty Realty Corp.	3,183	114,683
InvenTrust Properties Corp.	5,083	118,942
Kite Realty Group Trust	17,500	366,100
Macerich Co. (The)	17,238	182,723
Necessity Retail REIT, Inc. (The)	9,434	59,246
NETSTREIT Corp.	4,314	78,860
Phillips Edison & Co., Inc.	9,187	299,680
Retail Opportunity Investments Corp.	9,412	131,391
RPT Realty	6,804	64,706
Saul Centers, Inc.	978	38,142
SITE Centers Corp.	15,588	191,421
Tanger Factory Outlet Centers, Inc.	7,847	154,037
Urban Edge Properties	8,878	133,703
Urstadt Biddle Properties, Inc., Class A	2,599	45,664
Whitestone REIT	3,231	29,725
		$2,665,609
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class A(1)	3,596	$42,073
Alpha & Omega Semiconductor, Ltd.(1)	1,700	45,815
Ambarella, Inc.(1)	2,915	225,679
Amkor Technology, Inc.	8,122	211,335
Atomera, Inc.(1)(2)	1,466	9,339
Axcelis Technologies, Inc.(1)	2,624	349,648
AXT, Inc.(1)	3,267	13,003
CEVA, Inc.(1)	1,882	57,269
Cohu, Inc.(1)	3,598	138,127
Credo Technology Group Holding, Ltd.(1)	7,559	71,206
Diodes, Inc.(1)	3,491	323,825

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
FormFactor, Inc.(1)	6,193	$ 197,247
Ichor Holdings, Ltd.(1)	2,200	72,028
Impinj, Inc.(1)	1,717	232,688
indie Semiconductor, Inc.(1)	8,575	90,466
Kulicke & Soffa Industries, Inc.	4,393	231,467
MACOM Technology Solutions Holdings, Inc.(1)	4,356	308,579
MaxLinear, Inc.(1)	5,704	200,838
Onto Innovation, Inc.(1)	3,982	349,938
PDF Solutions, Inc.(1)	2,532	107,357
Photronics, Inc.(1)	4,620	76,600
Power Integrations, Inc.	4,555	385,535
Rambus, Inc.(1)	8,585	440,067
Rigetti Computing, Inc.(1)(2)	2,404	1,739
Semtech Corp.(1)	5,065	122,269
Silicon Laboratories, Inc.(1)	2,492	436,324
SiTime Corp.(1)	1,297	184,472
SkyWater Technology, Inc.(1)	616	7,010
SMART Global Holdings, Inc.(1)	3,784	65,236
Synaptics, Inc.(1)	3,111	345,788
Transphorm, Inc.(1)	1,608	6,416
Ultra Clean Holdings, Inc.(1)	3,443	114,170
Veeco Instruments, Inc.(1)	4,143	87,542
		$5,551,095
Software — 4.7%
8x8, Inc.(1)(2)	8,347	$34,807
A10 Networks, Inc.	4,968	76,954
ACI Worldwide, Inc.(1)	9,006	242,982
Adeia, Inc.	8,231	72,927
Agilysys, Inc.(1)	1,551	127,973
Alarm.com Holdings, Inc.(1)	3,708	186,438
Alkami Technology, Inc.(1)	2,812	35,600
Altair Engineering, Inc., Class A(1)	4,159	299,905
American Software, Inc., Class A	2,770	34,930
Amplitude, Inc.(1)	4,194	52,173
Appfolio, Inc., Class A(1)	1,551	193,068
Appian Corp.(1)	3,084	136,868
Applied Digital Corp.(1)	5,205	11,659
Arteris, Inc.(1)	390	1,650
Asana, Inc., Class A(1)	5,706	120,568
AvePoint, Inc.(1)(2)	9,660	39,799
Blackbaud, Inc.(1)	3,717	257,588
Blackline, Inc.(1)	4,331	290,827
Blend Labs, Inc.(1)	13,875	13,822
Box, Inc., Class A(1)	10,964	293,726
C3.ai, Inc.(1)(2)	4,577	153,650
Cerence, Inc.(1)	2,967	83,343
Security	Shares	Value
Software (continued)
Cipher Mining, Inc.(1)(2)	2,930	$ 6,827
Cleanspark, Inc.(1)(2)	3,567	9,916
Clear Secure, Inc., Class A	4,979	130,300
Commvault Systems, Inc.(1)	3,563	202,165
Consensus Cloud Solutions, Inc.(1)	1,504	51,271
Couchbase, Inc.(1)	1,822	25,617
CS Disco, Inc.(1)	1,668	11,075
Cvent Holding Corp.(1)	3,549	29,670
Digimarc Corp.(1)	926	18,196
Digital Turbine, Inc.(1)	7,101	87,768
Domo, Inc., Class B(1)	2,113	29,983
E2open Parent Holdings, Inc.(1)(2)	15,369	89,448
Ebix, Inc.	2,269	29,928
eGain Corp.(1)	1,491	11,317
Enfusion, Inc., Class A(1)	1,682	17,661
EngageSmart, Inc.(1)	2,617	50,377
Envestnet, Inc.(1)	4,399	258,089
Everbridge, Inc.(1)	3,214	111,429
EverCommerce, Inc.(1)	2,327	24,620
ForgeRock, Inc.(1)	3,513	72,368
Greenidge Generation Holdings, Inc.(1)	960	434
Instructure Holdings, Inc.(1)	1,314	34,033
Intapp, Inc.(1)	1,077	48,293
InterDigital, Inc.	2,318	168,982
IronNet, Inc.(1)(2)	4,862	1,709
Kaleyra, Inc.(1)	632	1,043
Latch, Inc.(1)(2)	5,277	4,022
LivePerson, Inc.(1)	5,071	22,363
LiveRamp Holdings, Inc.(1)	5,104	111,931
LiveVox Holdings, Inc.(1)	1,668	5,154
Marathon Digital Holdings, Inc.(1)(2)	8,700	75,864
Matterport, Inc.(1)	16,419	44,824
MeridianLink, Inc.(1)	1,759	30,431
MicroStrategy, Inc., Class A(1)	776	226,840
Mitek Systems, Inc.(1)	3,089	29,623
Model N, Inc.(1)	2,795	93,549
Momentive Global, Inc.(1)	9,991	93,116
N-able, Inc.(1)	5,114	67,505
NextNav, Inc.(1)(2)	3,659	7,428
Olo, Inc., Class A(1)	6,745	55,039
ON24, Inc.(1)	3,120	27,331
OneSpan, Inc.(1)	3,183	55,702
PagerDuty, Inc.(1)	6,920	242,062
Porch Group, Inc.(1)	5,911	8,453
PowerSchool Holdings, Inc., Class A(1)	3,319	65,783
Progress Software Corp.	3,448	198,088
PROS Holdings, Inc.(1)	3,289	90,119

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Q2 Holdings, Inc.(1)	4,288	$ 105,571
Qualys, Inc.(1)	3,098	402,802
Rapid7, Inc.(1)	4,726	216,971
Rimini Street, Inc.(1)	3,438	14,165
Riot Blockchain, Inc.(1)(2)	12,344	123,317
Sapiens International Corp. NV	2,300	49,956
SecureWorks Corp., Class A(1)	472	4,045
ShotSpotter, Inc.(1)	604	23,749
SolarWinds Corp.(1)	3,622	31,149
Sprout Social, Inc., Class A(1)	3,758	228,787
SPS Commerce, Inc.(1)	2,913	443,650
Sumo Logic, Inc.(1)	8,891	106,514
Telos Corp.(1)	4,086	10,338
Tenable Holdings, Inc.(1)	8,983	426,782
Terawulf, Inc.(1)	1,603	1,503
Upland Software, Inc.(1)	2,219	9,542
Varonis Systems, Inc.(1)	8,719	226,781
Verint Systems, Inc.(1)	5,092	189,626
Veritone, Inc.(1)	2,028	11,823
Viant Technology, Inc., Class A(1)	874	3,802
Weave Communications, Inc.(1)	2,450	12,176
WM Technology, Inc.(1)(2)	5,383	4,571
Workiva, Inc.(1)	3,829	392,128
Xperi, Inc.	3,292	35,982
Yext, Inc.(1)	8,933	85,846
Zeta Global Holdings Corp.(1)	8,568	92,791
Zuora, Inc., Class A(1)	9,630	95,144
		$9,188,514
Specialized REITs — 0.5%
Farmland Partners, Inc.(2)	3,435	$36,754
Four Corners Property Trust, Inc.	6,696	179,855
Gladstone Land Corp.	2,444	40,693
iStar, Inc.(2)	3,157	92,721
Outfront Media, Inc.	11,413	185,233
PotlatchDeltic Corp.	6,368	315,216
Uniti Group, Inc.	17,800	63,190
		$913,662
Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A(1)	2,081	$23,932
Aaron's Co., Inc. (The)	2,660	25,696
Abercrombie & Fitch Co., Class A(1)	3,722	103,285
Academy Sports & Outdoors, Inc.	6,060	395,415
aka Brands Holding Corp.(1)	737	401
American Eagle Outfitters, Inc.	11,935	160,406
Security	Shares	Value
Specialty Retail (continued)
America's Car-Mart, Inc.(1)	476	$ 37,704
Arko Corp.	6,464	54,879
Asbury Automotive Group, Inc.(1)	1,779	373,590
BARK, Inc.(1)(2)	9,359	13,571
Bed Bath & Beyond, Inc.(1)(2)	5,978	2,555
Big 5 Sporting Goods Corp.	1,632	12,550
Boot Barn Holdings, Inc.(1)	2,323	178,035
Buckle, Inc. (The)	2,282	81,445
Build-A-Bear Workshop, Inc.	1,064	24,727
Caleres, Inc.	2,732	59,093
Camping World Holdings, Inc., Class A	2,887	60,252
CarParts.com, Inc.(1)	3,715	19,838
Cato Corp. (The), Class A	1,550	13,702
Chico's FAS, Inc.(1)	9,433	51,881
Children's Place, Inc. (The)(1)	1,078	43,390
Citi Trends, Inc.(1)	699	13,295
Conn's, Inc.(1)	1,614	9,781
Container Store Group, Inc. (The)(1)	2,581	8,853
Designer Brands, Inc., Class A	4,336	37,897
Destination XL Group, Inc.(1)	4,482	24,696
Duluth Holdings, Inc., Class B(1)	634	4,045
EVgo, Inc.(1)(2)	5,097	39,706
Express, Inc.(1)(2)	4,818	3,798
Foot Locker, Inc.	6,480	257,191
Franchise Group, Inc.	2,222	60,549
Genesco, Inc.(1)	983	36,253
Group 1 Automotive, Inc.	1,130	255,855
GrowGeneration Corp.(1)	4,242	14,508
Guess?, Inc.	2,554	49,701
Haverty Furniture Cos., Inc.	1,371	43,749
Hibbett, Inc.	1,064	62,755
JOANN, Inc.(2)	910	1,447
Lands' End, Inc.(1)	1,134	11,022
LL Flooring Holdings, Inc.(1)	2,470	9,386
Lulu's Fashion Lounge Holdings, Inc.(1)	448	1,066
MarineMax, Inc.(1)	1,632	46,920
Monro, Inc.	2,468	121,993
Murphy USA, Inc.	1,586	409,267
National Vision Holdings, Inc.(1)	6,087	114,679
ODP Corp. (The)(1)	3,224	145,016
OneWater Marine, Inc., Class A(1)(2)	718	20,082
Overstock.com, Inc.(1)(2)	3,371	68,330
PetMed Express, Inc.	1,778	28,875
RealReal, Inc. (The)(1)	6,166	7,769
Rent the Runway, Inc., Class A(1)	3,536	10,078
Rent-A-Center, Inc.	3,982	97,599
Revolve Group, Inc.(1)	3,096	81,425

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
RumbleON, Inc.(1)(2)	776	$ 4,703
Sally Beauty Holdings, Inc.(1)	8,137	126,774
Shoe Carnival, Inc.	1,384	35,500
Signet Jewelers, Ltd.	3,525	274,174
Sleep Number Corp.(1)	1,771	53,856
Sonic Automotive, Inc., Class A	1,531	83,195
Sportsman's Warehouse Holdings, Inc.(1)	3,542	30,036
Stitch Fix, Inc., Class A(1)	6,294	32,162
ThredUp, Inc.(1)(2)	4,403	11,140
Tile Shop Holdings, Inc.(1)	2,729	12,799
Tilly's, Inc., Class A(1)	1,890	14,572
Torrid Holdings, Inc.(1)	979	4,268
TravelCenters of America, Inc.(1)	979	84,683
Urban Outfitters, Inc.(1)	4,945	137,075
Warby Parker, Inc.(1)	6,260	66,293
Winmark Corp.	214	68,572
Zumiez, Inc.(1)	1,173	21,630
		$4,895,365
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.(1)	2,835	$90,663
CompoSecure, Inc.(1)	583	4,291
Corsair Gaming, Inc.(1)	2,874	52,738
Diebold Nixdorf, Inc.(1)	5,880	7,056
Eastman Kodak Co.(1)	3,518	14,424
IonQ, Inc.(1)	8,912	54,809
Super Micro Computer, Inc.(1)	3,769	401,587
Turtle Beach Corp.(1)	1,190	11,924
Xerox Holdings Corp.	9,151	140,925
		$778,417
Textiles, Apparel & Luxury Goods — 0.8%
Allbirds, Inc.(1)	7,078	$8,494
Crocs, Inc.(1)	4,783	604,762
Ermenegildo Zegna NV	4,794	65,390
Fossil Group, Inc.(1)	3,623	11,594
G-III Apparel Group, Ltd.(1)	3,579	55,653
Kontoor Brands, Inc.	4,356	210,787
Movado Group, Inc.	1,238	35,617
Oxford Industries, Inc.	1,242	131,143
PLBY Group, Inc.(1)(2)	2,227	4,409
Rocky Brands, Inc.	588	13,565
Steven Madden, Ltd.	6,182	222,552
Superior Group of Cos., Inc.	933	7,343
Unifi, Inc.(1)	1,199	9,796
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	6,377	$ 108,728
		$ 1,489,833
Tobacco — 0.1%
22nd Century Group, Inc.(1)(2)	11,838	$ 9,103
Turning Point Brands, Inc.	1,011	21,231
Universal Corp.	1,896	100,280
Vector Group, Ltd.	11,264	135,281
		$ 265,895
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc.	1,505	$23,854
Applied Industrial Technologies, Inc.	3,075	437,050
Beacon Roofing Supply, Inc.(1)	4,075	239,814
BlueLinx Holdings, Inc.(1)	703	47,776
Boise Cascade Co.	3,044	192,533
Custom Truck One Source, Inc.(1)(2)	4,543	30,847
Distribution Solutions Group, Inc.(1)	447	20,321
DXP Enterprises, Inc.(1)	1,272	34,242
GATX Corp.	2,810	309,156
Global Industrial Co.	1,000	26,840
GMS, Inc.(1)	3,426	198,331
H&E Equipment Services, Inc.	2,486	109,956
Herc Holdings, Inc.	1,979	225,408
Hudson Technologies, Inc.(1)	3,235	28,242
Karat Packaging, Inc.	359	4,786
McGrath RentCorp	1,939	180,928
MRC Global, Inc.(1)	6,928	67,340
NOW, Inc.(1)	8,273	92,244
Rush Enterprises, Inc., Class A	3,238	176,795
Rush Enterprises, Inc., Class B	564	33,778
Textainer Group Holdings, Ltd.	3,483	111,839
Titan Machinery, Inc.(1)	1,521	46,314
Transcat, Inc.(1)	601	53,723
Triton International, Ltd.	4,568	288,789
Veritiv Corp.	1,043	140,951
Xometry, Inc., Class A(1)	2,534	37,934
		$3,159,791
Water Utilities — 0.5%
American States Water Co.	2,895	$257,336
Artesian Resources Corp., Class A	703	38,918
California Water Service Group	4,256	247,699
Global Water Resources, Inc.	641	7,968
Middlesex Water Co.	1,398	109,212
Pure Cycle Corp.(1)	1,502	14,194

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities (continued)
SJW Group	2,162	$ 164,593
York Water Co. (The)	1,157	51,718
		$ 891,638
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	3,752	$ 54,404
KORE Group Holdings, Inc.(1)(2)	2,632	3,211
Shenandoah Telecommunications Co.	3,920	74,558
Telephone & Data Systems, Inc.	7,925	83,292
United States Cellular Corp.(1)	1,199	24,855
		$240,320
Total Common Stocks (identified cost $152,516,810)		$182,014,278

Exchange-Traded Funds — 3.5%

Security	Shares	Value
Equity Funds — 3.5%
iShares Russell 2000 ETF(2)	38,000	$ 6,779,200
Total Exchange-Traded Funds (identified cost $6,620,099)		$ 6,779,200

Miscellaneous — 0.0%

Security	Shares	Value
Biotechnology — 0.0%
Fresh Market, Inc., Escrow Certificates(1)(4)(5)	3,326	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,399
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,312
		$2,312
Security	Shares	Value
Metals & Mining — 0.0%(3)
PolyMet Mining Corp.(1)	2,264	$ 6
		$ 6
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)	3,447	$ 3,792
		$ 3,792
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. CVR(1)(4)(5)	7,261	$ 0
		$ 0
Total Rights (identified cost $8,284)		$16,509

Short-Term Investments — 8.0%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(7)	5,950,281	$ 5,950,281
Total Affiliated Fund (identified cost $5,950,281)		$ 5,950,281
Securities Lending Collateral — 4.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(8)	8,827,805	$ 8,827,805
Total Securities Lending Collateral (identified cost $8,827,805)		$ 8,827,805

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(9)	$1,000	$ 968,196
Total U.S. Treasury Obligations (identified cost $966,388)		$ 968,196
Total Short-Term Investments (identified cost $15,744,474)		$ 15,746,282
Total Investments — 104.3% (identified cost $174,889,667)		$204,556,269

Other Assets, Less Liabilities — (4.3)%	$ (8,410,869)
Net Assets — 100.0%	$196,145,400

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $10,578,605 and the total market value of the collateral received by the Fund was $10,710,994, comprised of cash of $8,827,805 and U.S. government and/or agencies securities of $1,883,189.
(3)	Amount is less than 0.05%.
(4)	Restricted security. Total market value of restricted securities amounts to $16,503, which represents less than 0.05% of the net assets of the Fund as of March 31, 2023.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	78	Long	6/16/23	$7,072,650	$123,610
					$123,610
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Flexion Therapeutics, Inc. CVR	11/22/21	2,312
Fresh Market, Inc., Escrow Certificates	7/20/22	0
GTx, Inc. CVR	6/10/19	117
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Radius Health, Inc. CVR	8/16/22	308
Resolute Forest Products, Inc. CVR	3/1/23	4,895

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Tobira Therapeutics, Inc. CVR	11/2/16	$41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,950,281, which represents 3.0% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,303,821	$7,753,189	$(9,106,729)	$ —	$ —	$5,950,281	$71,679	5,950,281

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$182,014,278(2)	$ —	$0	$182,014,278
Exchange-Traded Funds	6,779,200	—	—	6,779,200
Miscellaneous	—	—	0	0
Rights	3,798	—	12,711	16,509
Short-Term Investments:
Affiliated Fund	5,950,281	—	—	5,950,281
Securities Lending Collateral	8,827,805	—	—	8,827,805
U.S. Treasury Obligations	—	968,196	—	968,196
Total Investments	$203,575,362	$968,196	$12,711	$204,556,269

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Futures Contracts	$123,610	$ —	$ —	$123,610
Total	$203,698,972	$968,196	$12,711	$204,679,879

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.